JPMorgan Mortgage-Backed Securities Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 60.1%
FHLMC
Pool # 781087, ARM, 4.35%, 12/1/2033 (a)	28	28
Pool # 1B1665, ARM, 4.79%, 4/1/2034 (a)	12	11
Pool # 782979, ARM, 4.38%, 1/1/2035 (a)	35	36
Pool # 1B2844, ARM, 4.23%, 3/1/2035 (a)	20	20
Pool # 1Q0007, ARM, 7.52%, 12/1/2035 (a)	15	15
Pool # 972200, ARM, 4.66%, 3/1/2036 (a)	34	34
Pool # 1J1380, ARM, 5.75%, 3/1/2036 (a)	8	8
Pool # 1H2618, ARM, 5.26%, 5/1/2036 (a)	28	29
Pool # 1G2557, ARM, 5.48%, 6/1/2036 (a)	42	43
Pool # 1A1085, ARM, 7.46%, 8/1/2036 (a)	27	27
Pool # 1Q0105, ARM, 6.01%, 9/1/2036 (a)	12	12
Pool # 1J1348, ARM, 6.45%, 10/1/2036 (a)	58	57
Pool # 1N0249, ARM, 7.45%, 10/1/2036 (a)	10	10
Pool # 1A1096, ARM, 7.55%, 10/1/2036 (a)	74	75
Pool # 1J1378, ARM, 3.89%, 11/1/2036 (a)	33	33
Pool # 1G2671, ARM, 4.39%, 11/1/2036 (a)	43	43
Pool # 1Q0737, ARM, 5.60%, 11/1/2036 (a)	23	23
Pool # 782760, ARM, 6.29%, 11/1/2036 (a)	39	40
Pool # 1G1386, ARM, 4.17%, 12/1/2036 (a)	13	13
Pool # 1J1516, ARM, 4.07%, 2/1/2037 (a)	18	18
Pool # 1G1555, ARM, 4.72%, 2/1/2037 (a)	2	2
Pool # 1Q0739, ARM, 7.47%, 3/1/2037 (a)	33	34
Pool # 1Q0697, ARM, 7.09%, 5/1/2037 (a)	36	36
Pool # 1G2229, ARM, 6.03%, 9/1/2037 (a)	16	16
Pool # 1Q0722, ARM, 4.62%, 4/1/2038 (a)	19	19
Pool # 1Q0789, ARM, 5.04%, 5/1/2038 (a)	4	3
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	120	120
Pool # C91158, 6.50%, 1/1/2028	56	56
Pool # C91180, 5.50%, 3/1/2028	45	45
Pool # D98938, 4.00%, 2/1/2032	320	307
FHLMC Gold Pools, 30 Year
Pool # C18115, 6.00%, 11/1/2028	1	1
Pool # C00701, 6.50%, 1/1/2029	12	12
Pool # G03029, 6.00%, 10/1/2029	18	18
Pool # C68485, 7.00%, 7/1/2032	13	13
Pool # G01448, 7.00%, 8/1/2032	24	25
Pool # C75791, 5.50%, 1/1/2033	35	35
Pool # C01735, 4.00%, 10/1/2033	42	40
Pool # A13625, 5.50%, 10/1/2033	123	125
Pool # A16253, 6.00%, 11/1/2033	11	12
Pool # A16843, 6.00%, 12/1/2033	35	36
Pool # A28796, 6.50%, 11/1/2034	45	47
Pool # A46417, 7.00%, 4/1/2035	166	172
Pool # A46987, 5.50%, 7/1/2035	274	279
Pool # A80290, 5.00%, 11/1/2035	336	337
Pool # G05713, 6.50%, 12/1/2035	264	272

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # A54679, 6.50%, 6/1/2036	13	14
Pool # C02637, 7.00%, 10/1/2036	82	84
Pool # C02660, 6.50%, 11/1/2036	37	39
Pool # G04077, 6.50%, 3/1/2038	75	79
Pool # G05190, 7.50%, 9/1/2038	14	14
Pool # C03466, 5.50%, 3/1/2040	61	62
Pool # A93511, 5.00%, 8/1/2040	533	532
Pool # G06493, 4.50%, 5/1/2041	865	837
Pool # G60039, 3.00%, 4/1/2043	3,501	3,093
Pool # G60105, 5.00%, 6/1/2044	1,206	1,200
Pool # Q37784, 3.50%, 12/1/2045	1,150	1,037
Pool # Q39412, 3.50%, 3/1/2046	461	415
Pool # Q40797, 3.50%, 5/1/2046	1,408	1,267
Pool # Q40922, 3.50%, 6/1/2046	449	404
Pool # Q42079, 3.50%, 7/1/2046	875	786
Pool # V84637, 4.00%, 9/1/2048	396	368
Pool # Q61709, 4.50%, 2/1/2049	1,044	997
Pool # Q62088, 4.50%, 2/1/2049	569	551
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # B90491, 7.50%, 1/1/2032	52	53
Pool # WA1626, 3.45%, 8/1/2032	8,440	7,566
Pool # WN1179, 3.85%, 9/1/2032	4,000	3,649
Pool # U80047, 4.00%, 9/1/2032	144	138
Pool # U80068, 3.50%, 10/1/2032	294	282
Pool # U80125, 3.50%, 1/1/2033	881	843
Pool # U80173, 3.50%, 1/1/2033	686	657
Pool # U80265, 3.50%, 4/1/2033	884	845
Pool # WN3233, 3.19%, 7/1/2033	5,000	4,357
Pool # L10224, 6.00%, 12/1/2034	99	100
Pool # H00158, 6.00%, 4/1/2036	184	181
Pool # L10291, 6.50%, 11/1/2036	142	144
Pool # P51353, 6.50%, 11/1/2036	73	74
Pool # P50595, 6.50%, 12/1/2036	236	243
Pool # P51361, 6.50%, 12/1/2036	61	62
Pool # G20028, 7.50%, 12/1/2036	62	63
Pool # G80365, 6.50%, 10/17/2038	99	100
Pool # U90690, 3.50%, 6/1/2042	2,431	2,220
Pool # U90975, 4.00%, 6/1/2042	1,500	1,405
Pool # T65101, 4.00%, 10/1/2042	443	400
Pool # U90378, 4.00%, 11/1/2042	2,198	2,070
Pool # U90542, 4.00%, 12/1/2042	688	656
Pool # U91449, 4.00%, 5/1/2043	2,233	2,103
Pool # U99051, 3.50%, 6/1/2043	320	292
Pool # U99134, 4.00%, 1/1/2046	1,288	1,207
Pool # U69030, 4.50%, 1/1/2046	898	863
Pool # U69039, 4.00%, 2/1/2046	2,005	1,861
FHLMC UMBS, 20 Year Pool # ZT1675, 3.50%, 4/1/2037	2,180	2,058

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	422	377
Pool # RA1623, 4.00%, 9/1/2049	1,724	1,608
Pool # QA5403, 4.00%, 11/1/2049	780	719
Pool # QA5096, 4.00%, 12/1/2049	1,156	1,067
Pool # QA5982, 4.00%, 12/1/2049	931	858
Pool # RA2008, 4.00%, 1/1/2050	2,317	2,135
Pool # QA7351, 3.00%, 2/1/2050	319	273
Pool # RA2272, 3.50%, 2/1/2050	16,556	15,013
Pool # QB0097, 4.00%, 5/1/2050	670	627
Pool # SD8089, 2.50%, 7/1/2050	9,460	7,730
Pool # RA4515, 4.00%, 2/1/2051	5,228	4,781
Pool # RA5276, 2.50%, 5/1/2051	7,075	5,775
Pool # QC2209, 3.50%, 5/1/2051	2,015	1,777
Pool # QC3244, 3.00%, 6/1/2051	3,460	2,935
Pool # QC7968, 2.50%, 10/1/2051	1,241	1,013
Pool # QD0369, 3.00%, 11/1/2051	4,920	4,182
Pool # SD3362, 3.00%, 5/1/2052 (b)	9,690	8,220
Pool # QE5028, 5.00%, 6/1/2052	1,053	1,015
Pool # QE4140, 5.50%, 6/1/2052	5,651	5,619
Pool # SD4181, 3.50%, 8/1/2052	9,956	8,742
Pool # SD1725, 4.00%, 10/1/2052	14,309	13,006
Pool # SD1713, 5.00%, 10/1/2052	9,810	9,457
Pool # RA9669, 5.00%, 8/1/2053	5,996	5,772
FNMA
Pool # 54844, ARM, 4.34%, 9/1/2027 (a)	1	1
Pool # 303532, ARM, 4.49%, 3/1/2029 (a)	2	2
Pool # 555258, ARM, 4.65%, 1/1/2033 (a)	34	34
Pool # 686040, ARM, 5.96%, 7/1/2033 (a)	29	29
Pool # 746299, ARM, 6.06%, 9/1/2033 (a)	30	31
Pool # 743546, ARM, 5.73%, 11/1/2033 (a)	107	106
Pool # 766610, ARM, 4.75%, 1/1/2034 (a)	7	7
Pool # 735648, ARM, 5.99%, 2/1/2034 (a)	14	13
Pool # 770377, ARM, 4.39%, 4/1/2034 (a)	15	14
Pool # 751531, ARM, 5.33%, 5/1/2034 (a)	30	30
Pool # 778908, ARM, 5.68%, 6/1/2034 (a)	23	22
Pool # 800422, ARM, 4.46%, 8/1/2034 (a)	109	106
Pool # 735332, ARM, 5.56%, 8/1/2034 (a)	27	27
Pool # 790964, ARM, 5.90%, 9/1/2034 (a)	12	12
Pool # 735740, ARM, 5.19%, 10/1/2034 (a)	31	30
Pool # 794797, ARM, 5.55%, 10/1/2034 (a)	29	29
Pool # 803594, ARM, 5.83%, 10/1/2034 (a)	18	18
Pool # 803599, ARM, 5.83%, 10/1/2034 (a)	42	42
Pool # 896463, ARM, 6.30%, 10/1/2034 (a)	65	66
Pool # 810896, ARM, 7.21%, 1/1/2035 (a)	203	205
Pool # 816594, ARM, 7.22%, 2/1/2035 (a)	9	9
Pool # 735539, ARM, 4.71%, 4/1/2035 (a)	139	141
Pool # 745862, ARM, 5.26%, 4/1/2035 (a)	43	43

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 821378, ARM, 5.04%, 5/1/2035 (a)	34	33
Pool # 821179, ARM, 5.11%, 5/1/2035 (a)	5	5
Pool # 823660, ARM, 5.13%, 5/1/2035 (a)	28	27
Pool # 745766, ARM, 5.42%, 6/1/2035 (a)	21	21
Pool # 832801, ARM, 5.89%, 9/1/2035 (a)	23	23
Pool # 849251, ARM, 6.83%, 1/1/2036 (a)	23	23
Pool # 920843, ARM, 6.03%, 3/1/2036 (a)	311	319
Pool # 872825, ARM, 6.09%, 6/1/2036 (a)	36	36
Pool # 892868, ARM, 6.02%, 7/1/2036 (a)	26	25
Pool # 886558, ARM, 6.02%, 8/1/2036 (a)	30	30
Pool # 920547, ARM, 5.10%, 9/1/2036 (a)	92	92
Pool # 894239, ARM, 6.18%, 10/1/2036 (a)	22	22
Pool # 900191, ARM, 6.32%, 10/1/2036 (a)	16	16
Pool # 902818, ARM, 6.20%, 11/1/2036 (a)	—	—
Pool # 902955, ARM, 6.05%, 12/1/2036 (a)	20	20
Pool # 995919, ARM, 5.82%, 7/1/2037 (a)	23	24
Pool # 938346, ARM, 6.03%, 7/1/2037 (a)	13	13
Pool # AD0085, ARM, 5.43%, 11/1/2037 (a)	25	24
Pool # AD0179, ARM, 6.32%, 12/1/2037 (a)	29	29
Pool # 966946, ARM, 4.29%, 1/1/2038 (a)	7	7
FNMA UMBS, 15 Year
Pool # AD0133, 5.00%, 8/1/2024	—	—
Pool # AX7598, 3.00%, 1/1/2030	978	934
FNMA UMBS, 20 Year
Pool # 889889, 6.50%, 7/1/2024	—	—
Pool # 257055, 6.50%, 12/1/2027	27	28
Pool # AE0049, 6.00%, 9/1/2029	29	29
Pool # MA0602, 3.50%, 12/1/2030	376	356
Pool # AP3582, 3.50%, 8/1/2032	545	516
Pool # AB9830, 3.50%, 7/1/2033	2,512	2,379
Pool # AL6238, 4.00%, 1/1/2035	845	812
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	11	11
Pool # 695533, 8.00%, 6/1/2027	6	6
Pool # 756020, 8.50%, 12/1/2027	2	2
Pool # 527285, 7.00%, 11/1/2028	1	1
Pool # 755973, 8.00%, 11/1/2028	35	36
Pool # 455759, 6.00%, 12/1/2028	7	7
Pool # 776702, 4.50%, 5/1/2029	9	9
Pool # 889020, 6.50%, 11/1/2029	39	40
Pool # 567036, 8.50%, 2/1/2030	16	16
Pool # 598559, 6.50%, 8/1/2031	21	22
Pool # 613000, 7.00%, 11/1/2031	20	21
Pool # 610591, 7.00%, 1/1/2032	29	29
Pool # 788150, 6.00%, 3/1/2032	9	9
Pool # 668825, 7.00%, 8/1/2032	4	4
Pool # 682078, 5.50%, 11/1/2032	136	138
Pool # 668562, 6.00%, 12/1/2032	21	21

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 675555, 6.00%, 12/1/2032	9	9
Pool # AL0045, 6.00%, 12/1/2032	116	119
Pool # 357363, 5.50%, 3/1/2033	167	170
Pool # 674349, 6.00%, 3/1/2033	8	8
Pool # 688625, 6.00%, 3/1/2033	10	10
Pool # 688655, 6.00%, 3/1/2033	2	2
Pool # 695584, 6.00%, 3/1/2033	4	4
Pool # 702901, 6.00%, 5/1/2033	109	112
Pool # 695403, 5.00%, 6/1/2033	73	74
Pool # 995656, 7.00%, 6/1/2033	81	84
Pool # 723852, 5.00%, 7/1/2033	27	27
Pool # 729296, 5.00%, 7/1/2033	82	82
Pool # 726912, 4.00%, 8/1/2033	3	3
Pool # 753696, 4.00%, 8/1/2033	16	15
Pool # 729379, 6.00%, 8/1/2033	15	15
Pool # 726914, 6.50%, 8/1/2033	7	7
Pool # 737825, 6.00%, 9/1/2033	26	26
Pool # AA7943, 4.00%, 10/1/2033	238	225
Pool # 750977, 4.50%, 11/1/2033	17	16
Pool # 725017, 5.50%, 12/1/2033	170	172
Pool # 759424, 5.50%, 1/1/2034	49	50
Pool # 751182, 5.50%, 3/1/2034	33	34
Pool # 751341, 5.50%, 3/1/2034	12	12
Pool # 767378, 5.50%, 3/1/2034	16	16
Pool # 776565, 4.00%, 4/1/2034	132	125
Pool # AC1317, 4.50%, 9/1/2034	108	104
Pool # 820347, 5.00%, 9/1/2035	30	31
Pool # 745281, 6.00%, 1/1/2036	22	22
Pool # 888417, 6.50%, 1/1/2036	39	39
Pool # 833629, 7.00%, 3/1/2036	18	18
Pool # 893268, 6.50%, 8/1/2036	59	61
Pool # 833657, 7.50%, 8/1/2036	7	8
Pool # AA0922, 6.00%, 9/1/2036	129	133
Pool # 878225, 6.50%, 10/1/2036	29	30
Pool # 985683, 8.00%, 10/1/2036	76	79
Pool # 888476, 7.50%, 5/1/2037	18	18
Pool # 945870, 6.50%, 8/1/2037	42	44
Pool # 946338, 7.00%, 9/1/2037	31	32
Pool # 888707, 7.50%, 10/1/2037	61	64
Pool # 889883, 6.50%, 3/1/2038	50	52
Pool # AC9081, 6.50%, 9/1/2038	93	99
Pool # 909236, 7.00%, 9/1/2038	270	283
Pool # 934591, 7.00%, 10/1/2038	32	33
Pool # AB2869, 6.00%, 11/1/2038	192	198
Pool # 995504, 7.50%, 11/1/2038	17	18
Pool # 257510, 7.00%, 12/1/2038	105	112
Pool # AD0753, 7.00%, 1/1/2039	169	179
Pool # 890661, 7.00%, 2/1/2039	660	684

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AD0780, 7.50%, 4/1/2039	353	379
Pool # AD6377, 5.50%, 5/1/2040	51	52
Pool # AD4951, 5.00%, 7/1/2040	1,141	1,135
Pool # BM5364, 4.00%, 4/1/2042	1,380	1,298
Pool # AL6839, 5.00%, 4/1/2042	689	682
Pool # AR8128, 3.50%, 3/1/2043	1,067	972
Pool # AL8256, 3.00%, 8/1/2043	2,271	2,005
Pool # AZ8089, 4.00%, 7/1/2045	357	334
Pool # BA2343, 4.00%, 9/1/2045	1,629	1,515
Pool # BC9441, 3.50%, 4/1/2046	231	208
Pool # BC6982, 4.00%, 4/1/2046	1,279	1,190
Pool # BD0299, 3.50%, 5/1/2046	340	307
Pool # BC1249, 3.50%, 6/1/2046	236	212
Pool # BD1243, 3.50%, 6/1/2046	454	408
Pool # BD3066, 3.50%, 7/1/2046	534	480
Pool # BD3088, 3.50%, 7/1/2046	281	253
Pool # BD5248, 3.50%, 8/1/2046	1,180	1,061
Pool # BD7764, 3.50%, 9/1/2046	752	675
Pool # BE5870, 3.50%, 1/1/2047	1,638	1,486
Pool # BH4665, 4.00%, 6/1/2047	2,425	2,253
Pool # BH7626, 4.00%, 8/1/2047	1,033	957
Pool # BM3500, 4.00%, 9/1/2047	1,402	1,327
Pool # BH7663, 4.00%, 10/1/2047	2,113	1,976
Pool # BJ1778, 4.50%, 10/1/2047	468	446
Pool # BM3044, 4.00%, 11/1/2047	1,698	1,577
Pool # BE8351, 4.00%, 2/1/2048	540	502
Pool # BM3455, 4.50%, 2/1/2048	1,113	1,065
Pool # BK7006, 4.50%, 6/1/2048	391	373
Pool # BD9084, 4.50%, 7/1/2048	1,230	1,175
Pool # BK9303, 4.00%, 8/1/2048	1,349	1,278
Pool # CA4662, 3.50%, 9/1/2048	2,171	1,927
Pool # 890863, 5.00%, 9/1/2048	1,669	1,683
Pool # BN1829, 4.50%, 10/1/2048	926	883
Pool # BN4960, 5.00%, 12/1/2048	416	408
Pool # BM5430, 5.00%, 1/1/2049	2,123	2,079
Pool # BN5013, 5.00%, 1/1/2049	2,270	2,219
Pool # BN6788, 4.50%, 2/1/2049	289	275
Pool # BK0317, 4.00%, 3/1/2049	1,282	1,193
Pool # BO0719, 5.00%, 6/1/2049	1,053	1,029
Pool # BO0721, 5.00%, 6/1/2049	1,284	1,256
Pool # BO0722, 5.00%, 6/1/2049	127	131
Pool # BO4276, 3.50%, 7/1/2049	2,291	2,095
Pool # BO4277, 3.50%, 7/1/2049	3,489	3,186
Pool # BO4280, 4.00%, 7/1/2049	2,257	2,120
Pool # BN8529, 4.50%, 7/1/2049	392	380
Pool # BO3436, 4.50%, 7/1/2049	1,954	1,875
Pool # BO0718, 5.00%, 7/1/2049	1,640	1,601
Pool # BO0720, 5.00%, 7/1/2049	1,509	1,474

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO2496, 5.00%, 7/1/2049	2,415	2,353
Pool # BO2497, 5.00%, 7/1/2049	2,095	2,049
Pool # BO2498, 5.00%, 7/1/2049	2,367	2,331
Pool # BO2499, 5.00%, 7/1/2049	444	450
Pool # BO3408, 5.00%, 7/1/2049	584	569
Pool # BO3749, 4.00%, 8/1/2049	1,769	1,681
Pool # BO3999, 4.00%, 8/1/2049	814	752
Pool # BO2495, 5.00%, 8/1/2049	2,061	2,012
Pool # BK8769, 3.50%, 10/1/2049	1,399	1,249
Pool # CA4363, 4.00%, 10/1/2049	1,102	1,024
Pool # BO2888, 4.00%, 11/1/2049	1,229	1,147
Pool # BO4387, 4.00%, 11/1/2049	1,501	1,390
Pool # FM2526, 4.00%, 12/1/2049	2,435	2,307
Pool # BP1128, 4.00%, 1/1/2050	694	644
Pool # BP1132, 4.00%, 1/1/2050	887	821
Pool # BP1141, 4.00%, 1/1/2050	274	253
Pool # BP1847, 4.50%, 1/1/2050	1,607	1,561
Pool # FM3365, 3.00%, 3/1/2050	10,252	8,773
Pool # BP4626, 2.50%, 4/1/2050	4,129	3,371
Pool # BP6363, 3.00%, 4/1/2050	4,885	4,162
Pool # BP5296, 3.50%, 4/1/2050	3,226	2,876
Pool # BP5302, 4.00%, 4/1/2050	1,725	1,582
Pool # BP8337, 3.00%, 5/1/2050	4,130	3,623
Pool # CA5729, 3.00%, 5/1/2050	5,853	4,987
Pool # BP8338, 3.00%, 6/1/2050	3,545	3,112
Pool # BK2693, 3.50%, 6/1/2050	755	672
Pool # BP9337, 3.50%, 6/1/2050	2,867	2,666
Pool # BP9950, 3.50%, 6/1/2050	2,070	1,839
Pool # CA6361, 2.50%, 7/1/2050	3,515	2,902
Pool # CA6430, 3.50%, 7/1/2050	5,376	4,786
Pool # MA4096, 2.50%, 8/1/2050	49,462	40,344
Pool # BO4410, 3.00%, 8/1/2050	4,220	3,585
Pool # BQ1646, 3.00%, 8/1/2050	3,046	2,628
Pool # FM4311, 3.00%, 8/1/2050	3,426	2,931
Pool # BQ2143, 2.50%, 9/1/2050	9,436	7,697
Pool # BQ4113, 3.00%, 9/1/2050	1,855	1,579
Pool # BQ5586, 3.00%, 10/1/2050	3,085	2,617
Pool # BR0870, 3.50%, 2/1/2051	1,174	1,039
Pool # CB1878, 3.00%, 10/1/2051	4,532	3,847
Pool # MA4466, 2.50%, 11/1/2051	8,576	6,953
Pool # FM9961, 3.00%, 12/1/2051	9,118	7,713
Pool # FS4284, 2.50%, 2/1/2052	7,546	6,126
Pool # MA4548, 2.50%, 2/1/2052	9,832	7,974
Pool # BV3570, 3.00%, 2/1/2052	1,032	874
Pool # FS0917, 3.50%, 2/1/2052	8,561	7,553
Pool # FS0882, 2.50%, 3/1/2052	7,070	5,804
Pool # FS5446, 2.50%, 3/1/2052	9,782	7,930
Pool # BV3283, 3.00%, 3/1/2052	8,319	7,043

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS0957, 3.00%, 3/1/2052	22,304	18,857
Pool # BV3269, 3.50%, 3/1/2052	1,287	1,130
Pool # BV3276, 3.50%, 3/1/2052	2,975	2,612
Pool # CB3025, 3.50%, 3/1/2052	10,736	9,458
Pool # FS6301, 3.00%, 4/1/2052 (b)	5,000	4,250
Pool # BV9064, 3.50%, 4/1/2052	8,069	7,082
Pool # CB3378, 4.00%, 4/1/2052	4,111	3,736
Pool # BW5359, 4.00%, 6/1/2052	2,015	1,847
Pool # BW3203, 5.00%, 6/1/2052	1,180	1,153
Pool # BW4016, 5.00%, 6/1/2052	1,702	1,666
Pool # BW4019, 5.00%, 6/1/2052	1,966	1,925
Pool # BW4041, 5.00%, 6/1/2052	988	958
Pool # BV7853, 5.00%, 7/1/2052	1,998	1,926
Pool # BW4042, 5.00%, 7/1/2052	1,788	1,724
Pool # BW5398, 5.00%, 7/1/2052	1,003	980
Pool # CB4608, 4.00%, 9/1/2052	8,588	7,802
Pool # CB4587, 4.50%, 9/1/2052	5,484	5,138
Pool # BW8950, 5.00%, 9/1/2052	4,620	4,449
Pool # BX2815, 4.50%, 10/1/2052	1,961	1,856
Pool # BW6968, 4.00%, 1/1/2053	2,683	2,437
Pool # BV6797, 4.00%, 3/1/2053	1,154	1,048
Pool # CB5896, 5.00%, 3/1/2053	4,712	4,537
Pool # BX3824, 5.50%, 3/1/2053	6,932	6,836
Pool # BX4315, 5.00%, 4/1/2053	2,614	2,517
Pool # BY4776, 5.00%, 7/1/2053	10,947	10,538
Pool # BY4736, 5.50%, 7/1/2053	10,058	9,916
Pool # BV6813, 4.50%, 8/1/2053	1,386	1,299
Pool # BY7027, 5.00%, 8/1/2053	7,972	7,674
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	1	1
Pool # 252155, 7.00%, 10/1/2028	11	11
Pool # 252334, 6.50%, 2/1/2029	37	38
Pool # 252409, 6.50%, 3/1/2029	34	34
Pool # 535442, 8.50%, 6/1/2030	—	—
Pool # 653815, 7.00%, 2/1/2033	11	11
Pool # 752786, 6.00%, 9/1/2033	18	18
Pool # 954255, 6.50%, 8/1/2037	312	316
Pool # 931717, 6.50%, 8/1/2039	174	175
Pool # CA3030, 4.50%, 1/1/2049	4,932	4,670
Pool # CA4047, 4.00%, 8/1/2049	5,632	5,186
Pool # CA4520, 3.50%, 11/1/2049	4,388	3,927
Pool # CB4014, 4.50%, 7/1/2052	977	912
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	892	847
Pool # AN4571, 3.07%, 2/1/2027	1,610	1,523
Pool # AM8745, 2.81%, 5/1/2027	1,547	1,450
Pool # AM8987, 2.79%, 6/1/2027	834	777
Pool # BS8207, 4.81%, 4/1/2028	2,982	2,966

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8681, 3.83%, 7/1/2028	18,390	17,560
Pool # BL0920, 3.82%, 9/1/2028	2,345	2,239
Pool # BL0819, 3.95%, 12/1/2028	5,075	4,860
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,541
Pool # AN4349, 3.35%, 1/1/2029	2,931	2,760
Pool # BS5292, 2.53%, 5/1/2029	22,121	19,538
Pool # BS7764, 4.08%, 5/1/2029	2,198	2,111
Pool # AN8154, 3.17%, 2/1/2030	6,096	5,552
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,860
Pool # BS7348, 5.08%, 2/1/2030	6,000	6,038
Pool # BS9093, 5.17%, 2/1/2030	1,310	1,322
Pool # BS8474, 4.84%, 4/1/2030	2,138	2,124
Pool # BS6827, 4.19%, 5/1/2030	3,958	3,794
Pool # BS8643, 4.48%, 6/1/2030	4,950	4,816
Pool # BS5224, 2.52%, 7/1/2030	5,069	4,363
Pool # BS8426, 4.28%, 9/1/2030	9,000	8,642
Pool # BS9203, 4.64%, 10/1/2030	2,630	2,580
Pool # BS5389, 3.03%, 11/1/2030	11,240	9,987
Pool # AN0099, 3.28%, 11/1/2030	6,614	5,987
Pool # BS8033, 4.43%, 11/1/2030	5,634	5,456
Pool # BS8732, 4.61%, 11/1/2030	6,279	6,148
Pool # BS7750, 4.24%, 12/1/2030	4,000	3,826
Pool # BS6828, 4.07%, 1/1/2031	5,008	4,741
Pool # BS7882, 4.56%, 1/1/2031	3,575	3,485
Pool # BS8379, 4.66%, 1/1/2031	6,630	6,470
Pool # BS8200, 4.74%, 1/1/2031	4,028	3,971
Pool # BS9368, 5.15%, 1/1/2031	3,427	3,453
Pool # BS5378, 3.45%, 4/1/2031	2,487	2,259
Pool # BS2915, 1.87%, 5/1/2031	7,612	6,169
Pool # BS7884, 4.03%, 5/1/2031	5,355	5,035
Pool # AI2479, 5.00%, 5/1/2031	104	102
Pool # BS2035, 1.84%, 6/1/2031	10,000	8,073
Pool # BS7362, 5.14%, 6/1/2031	4,000	4,001
Pool # BS2422, 1.67%, 7/1/2031	12,000	9,469
Pool # AN2456, 2.74%, 8/1/2031	902	787
Pool # BS7268, 5.05%, 8/1/2031	2,000	2,004
Pool # BS2898, 1.56%, 9/1/2031	20,203	15,725
Pool # BS4279, 2.00%, 9/1/2031	6,674	5,454
Pool # BS8183, 4.74%, 9/1/2031	4,884	4,798
Pool # BS5371, 3.16%, 10/1/2031	5,705	5,007
Pool # BS3637, 1.73%, 11/1/2031	5,580	4,455
Pool # BS6765, 4.24%, 11/1/2031	4,238	4,017
Pool # BS4124, 1.94%, 1/1/2032	3,848	3,135
Pool # BS4525, 1.94%, 1/1/2032	8,500	6,759
Pool # BS4030, 1.96%, 1/1/2032	10,000	8,087
Pool # BS4315, 1.98%, 1/1/2032	16,418	13,187
Pool # BS4650, 2.02%, 1/1/2032	4,000	3,237
Pool # BS4142, 2.13%, 1/1/2032	7,743	6,382

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN3104, 2.75%, 2/1/2032	9,125	7,895
Pool # BL1054, 4.25%, 2/1/2032	1,698	1,598
Pool # BM7037, 1.75%, 3/1/2032 (a)	19,185	15,153
Pool # BS4654, 2.39%, 3/1/2032	4,845	4,044
Pool # BS5130, 2.55%, 4/1/2032	4,859	4,116
Pool # BS5193, 2.62%, 4/1/2032	8,053	6,768
Pool # BS5259, 2.84%, 4/1/2032	10,000	8,587
Pool # BS5231, 2.54%, 5/1/2032	8,400	7,026
Pool # BS5452, 3.09%, 5/1/2032	9,070	7,865
Pool # BS5643, 3.62%, 5/1/2032	3,514	3,199
Pool # AN6149, 3.14%, 7/1/2032	4,075	3,540
Pool # BS6091, 3.68%, 7/1/2032	2,184	1,979
Pool # BS6195, 4.12%, 7/1/2032	4,911	4,609
Pool # BS4203, 2.36%, 8/1/2032	6,000	4,897
Pool # AN6123, 3.06%, 8/1/2032	800	690
Pool # BS6301, 3.67%, 8/1/2032	21,407	19,409
Pool # BS6611, 3.72%, 8/1/2032	8,853	8,109
Pool # BS6425, 3.88%, 8/1/2032	6,119	5,671
Pool # BS6269, 4.03%, 8/1/2032	1,783	1,664
Pool # BS7247, 5.19%, 8/1/2032	4,000	4,041
Pool # BS6335, 3.75%, 9/1/2032	8,240	7,542
Pool # BS6331, 3.76%, 9/1/2032	7,700	7,005
Pool # BS6440, 3.78%, 9/1/2032	576	526
Pool # BS6339, 3.80%, 9/1/2032	11,723	10,699
Pool # BS6697, 4.12%, 9/1/2032	4,275	4,052
Pool # BS6698, 4.12%, 9/1/2032	6,836	6,441
Pool # AN6651, 2.94%, 10/1/2032	618	538
Pool # BS6398, 3.87%, 10/1/2032	1,233	1,134
Pool # BS6756, 3.89%, 10/1/2032	2,000	1,824
Pool # BS8968, 4.73%, 10/1/2032	5,050	4,931
Pool # BS6995, 4.18%, 11/1/2032	5,080	4,772
Pool # BS6849, 4.23%, 11/1/2032	3,945	3,738
Pool # BS7006, 4.79%, 11/1/2032	4,655	4,578
Pool # BS6994, 4.85%, 11/1/2032	2,000	1,975
Pool # BS7292, 5.60%, 11/1/2032	2,559	2,657
Pool # BS7001, 4.36%, 12/1/2032	6,105	5,810
Pool # BS8052, 4.38%, 12/1/2032	8,383	7,977
Pool # BS7090, 4.45%, 12/1/2032	6,430	6,179
Pool # BS7095, 4.80%, 12/1/2032	3,881	3,819
Pool # BS7320, 4.88%, 12/1/2032	12,000	11,877
Pool # BS7318, 4.94%, 12/1/2032	1,483	1,476
Pool # BS7182, 5.11%, 12/1/2032	6,000	6,038
Pool # BS7267, 5.18%, 12/1/2032	2,380	2,407
Pool # BS6474, 3.82%, 1/1/2033	6,416	5,890
Pool # AD8548, 5.50%, 1/1/2033	135	133
Pool # AR7484, 3.50%, 2/1/2033	659	629
Pool # BS8335, 4.62%, 2/1/2033	2,995	2,900
Pool # BM6599, 1.73%, 3/1/2033 (a)	5,892	4,517

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8334, 4.71%, 3/1/2033	4,908	4,782
Pool # BS7371, 5.02%, 3/1/2033	1,020	1,017
Pool # BS8288, 4.39%, 4/1/2033	4,484	4,269
Pool # BS8223, 4.50%, 4/1/2033	4,030	3,875
Pool # BS8256, 4.53%, 4/1/2033	6,583	6,346
Pool # BS8147, 4.72%, 4/1/2033	3,688	3,608
Pool # BS2088, 2.02%, 5/1/2033	6,224	4,925
Pool # BS8185, 4.17%, 5/1/2033	5,000	4,676
Pool # BS8238, 4.19%, 5/1/2033	1,704	1,599
Pool # BS8213, 4.22%, 5/1/2033	10,057	9,510
Pool # BS8203, 4.24%, 5/1/2033	3,150	2,969
Pool # BS8284, 4.43%, 5/1/2033	10,005	9,559
Pool # BS8152, 4.55%, 5/1/2033	1,987	1,915
Pool # AT7117, 3.50%, 6/1/2033	820	783
Pool # BS8280, 4.30%, 6/1/2033	4,500	4,252
Pool # BS8703, 4.48%, 6/1/2033	5,000	4,795
Pool # BS8204, 4.67%, 6/1/2033	7,296	7,098
Pool # BS2389, 1.86%, 7/1/2033	18,000	13,630
Pool # AN9700, 3.67%, 7/1/2033	3,500	3,147
Pool # BS8883, 4.58%, 7/1/2033	4,095	3,955
Pool # BS9189, 4.34%, 8/1/2033	6,760	6,401
Pool # BS2933, 1.82%, 9/1/2033	9,632	7,262
Pool # BS9351, 4.70%, 9/1/2033	4,103	4,000
Pool # 754922, 5.50%, 9/1/2033	24	24
Pool # BS3445, 1.88%, 10/1/2033	9,596	7,503
Pool # BL0466, 3.69%, 10/1/2033	3,000	2,706
Pool # 109738, 3.78%, 10/1/2033	4,825	4,363
Pool # BS3315, 1.82%, 11/1/2033	23,000	17,318
Pool # 762520, 4.00%, 11/1/2033	103	99
Pool # BS4163, 2.04%, 1/1/2034	9,573	7,534
Pool # BS4484, 2.16%, 1/1/2034	5,625	4,424
Pool # BS4911, 2.49%, 4/1/2034	3,881	3,151
Pool # BS4985, 2.61%, 4/1/2034	5,200	4,219
Pool # BS5184, 2.67%, 4/1/2034	3,288	2,654
Pool # BS5237, 2.86%, 4/1/2034	9,007	7,457
Pool # BS7836, 4.75%, 4/1/2034	3,373	3,276
Pool # BS8440, 4.39%, 8/1/2034	6,382	6,030
Pool # BS5314, 3.29%, 9/1/2034	5,401	4,587
Pool # BS6427, 3.75%, 9/1/2034	9,130	8,141
Pool # BS7816, 4.45%, 9/1/2034	3,698	3,500
Pool # BS8685, 4.72%, 2/1/2035	5,236	5,051
Pool # BS8567, 4.47%, 5/1/2035	2,583	2,463
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,673
Pool # BS5018, 2.88%, 10/1/2035	4,358	3,398
Pool # 847108, 6.50%, 10/1/2035	50	50
Pool # 881628, 5.00%, 1/1/2036	7	7
Pool # 256128, 6.00%, 2/1/2036	6	7
Pool # BS7254, 5.42%, 3/1/2036	1,956	1,991

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 868763, 6.50%, 4/1/2036	6	6
Pool # 872740, 6.50%, 6/1/2036	28	28
Pool # BS4039, 2.37%, 12/1/2036	10,000	7,356
Pool # BS4040, 2.37%, 12/1/2036	11,965	8,802
Pool # 256651, 6.00%, 3/1/2037	13	13
Pool # 888408, 6.00%, 3/1/2037	27	27
Pool # 888373, 7.00%, 3/1/2037	31	31
Pool # BS5655, 3.87%, 6/1/2037	8,093	7,075
Pool # BS5763, 3.87%, 6/1/2037	8,000	6,994
Pool # 888796, 6.00%, 9/1/2037	89	89
Pool # 888698, 7.00%, 10/1/2037	42	43
Pool # AN7345, 3.21%, 11/1/2037	7,975	6,750
Pool # AN0304, 3.44%, 11/1/2037	1,532	1,369
Pool # BS6588, 4.18%, 4/1/2038	2,096	1,832
Pool # 257172, 5.50%, 4/1/2038	15	14
Pool # AD0810, 6.00%, 11/1/2039	—	—
Pool # AB1830, 3.50%, 11/1/2040	175	159
Pool # AL2606, 4.00%, 3/1/2042	126	115
Pool # AO6757, 4.00%, 6/1/2042	905	861
Pool # AO7225, 4.00%, 7/1/2042	595	556
Pool # AO9352, 4.00%, 7/1/2042	411	386
Pool # AO9353, 4.00%, 7/1/2042	509	475
Pool # AP0838, 4.00%, 7/1/2042	2,851	2,681
Pool # MA1125, 4.00%, 7/1/2042	219	206
Pool # MA1177, 3.50%, 9/1/2042	311	284
Pool # MA1178, 4.00%, 9/1/2042	640	601
Pool # MA1213, 3.50%, 10/1/2042	1,501	1,369
Pool # AR1397, 3.00%, 1/1/2043	739	644
Pool # AB8517, 3.00%, 2/1/2043	331	288
Pool # MA1373, 3.50%, 3/1/2043	1,651	1,506
Pool # MA1437, 3.50%, 5/1/2043	478	436
Pool # MA1442, 4.00%, 5/1/2043	1,176	1,106
Pool # MA1463, 3.50%, 6/1/2043	819	746
Pool # MA1552, 3.00%, 8/1/2043	586	508
Pool # MA1582, 3.50%, 9/1/2043	109	100
Pool # MA2434, 3.50%, 9/1/2045	618	555
Pool # MA2493, 3.50%, 12/1/2045	114	102
Pool # BC1157, 3.50%, 1/1/2046	549	493
Pool # MA2545, 3.50%, 2/1/2046	187	169
Pool # AS6970, 3.50%, 4/1/2046	1,184	1,065
Pool # BC8400, 3.50%, 5/1/2046	343	308
Pool # AS7424, 3.50%, 6/1/2046	817	732
Pool # MA2658, 3.50%, 6/1/2046	3,397	3,047
Pool # BF0491, 3.50%, 12/1/2054	14,604	13,056
Pool # BF0557, 2.50%, 12/1/2055	6,121	5,003
Pool # BF0141, 5.50%, 9/1/2056	7,563	7,714
Pool # BF0230, 5.50%, 1/1/2058	6,599	6,710
Pool # BF0271, 5.50%, 5/1/2058	3,838	3,843

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0300, 4.00%, 8/1/2058	17,618	16,173
Pool # BF0340, 5.00%, 1/1/2059	7,056	6,861
Pool # BF0464, 3.50%, 3/1/2060	4,980	4,319
Pool # BF0507, 3.00%, 9/1/2060	3,142	2,564
Pool # BM7075, 3.00%, 3/1/2061	4,344	3,602
Pool # BF0560, 2.50%, 9/1/2061	10,413	8,176
Pool # BF0562, 3.50%, 9/1/2061	8,530	7,396
Pool # BF0577, 2.50%, 12/1/2061	5,070	3,980
Pool # BF0582, 4.00%, 12/1/2061	11,244	10,314
Pool # BF0583, 4.00%, 12/1/2061	4,332	3,934
Pool # BF0586, 5.00%, 12/1/2061	3,452	3,338
Pool # BF0617, 2.50%, 3/1/2062	12,288	9,625
Pool # BF0604, 3.50%, 3/1/2062	3,973	3,445
Pool # BF0654, 3.00%, 6/1/2062	7,574	6,280
Pool # BF0655, 3.50%, 6/1/2062	7,739	6,677
GNMA I, 30 Year
Pool # 441957, 6.38%, 8/15/2026	9	9
Pool # 780653, 6.50%, 10/15/2027	86	87
Pool # 450038, 7.50%, 7/15/2028	3	3
Pool # 486537, 7.50%, 9/15/2028	2	2
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 556255, 6.50%, 10/15/2031	27	28
Pool # 569568, 6.50%, 1/15/2032	105	107
Pool # 611453, 7.00%, 4/15/2032	8	8
Pool # 569423, 7.00%, 5/15/2032	24	24
Pool # 591882, 6.50%, 7/15/2032	15	15
Pool # 552665, 7.00%, 7/15/2032	22	22
Pool # 782032, 7.00%, 10/15/2032	53	55
Pool # 591420, 7.50%, 1/15/2033	15	15
Pool # 607645, 6.50%, 2/15/2033	12	13
Pool # 604168, 6.50%, 4/15/2033	10	11
Pool # 615786, 7.00%, 5/15/2033	8	8
Pool # 781614, 7.00%, 6/15/2033	24	25
Pool # 638733, 7.00%, 3/15/2037	35	36
Pool # 759537, 3.49%, 1/15/2041	891	828
Pool # 759561, 3.49%, 1/15/2041	147	137
Pool # 759374, 3.49%, 2/15/2041	994	925
Pool # 762703, 3.49%, 2/15/2041	459	427
Pool # 762954, 2.99%, 3/15/2041	196	180
Pool # 763239, 2.99%, 3/15/2041	139	130
Pool # 762751, 3.49%, 3/15/2041	1,213	1,128
Pool # 762953, 3.49%, 3/15/2041	688	640
Pool # 762973, 3.49%, 3/15/2041	108	100
Pool # 763140, 3.13%, 4/15/2041	114	107
Pool # 763021, 3.49%, 4/15/2041	138	127
Pool # 763180, 3.49%, 4/15/2041	62	57
Pool # 380437, 3.13%, 5/15/2041	110	103
Pool # 770881, 3.13%, 5/15/2041	112	105

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 763366, 3.49%, 5/15/2041	55	51
Pool # 770909, 2.99%, 6/15/2041	261	242
Pool # 380436, 3.38%, 6/15/2041	304	286
Pool # 770754, 3.38%, 6/15/2041	337	318
Pool # AT7652, 4.00%, 8/15/2046	1,041	964
Pool # 784450, 4.00%, 2/15/2048	4,015	3,725
Pool # BI6468, 5.00%, 12/15/2048	2,473	2,397
Pool # BM1750, 5.00%, 4/15/2049	1,483	1,437
Pool # BM4206, 5.00%, 4/15/2049	1,347	1,312
Pool # BM4207, 5.00%, 4/15/2049	697	677
Pool # BM4208, 5.00%, 4/15/2049	3,269	3,181
Pool # BM1957, 5.00%, 5/15/2049	1,979	1,918
Pool # BN4051, 5.00%, 6/15/2049	2,761	2,690
Pool # BN4052, 5.00%, 6/15/2049	3,073	2,987
Pool # BN4053, 5.00%, 6/15/2049	3,962	3,871
Pool # BM9691, 4.50%, 7/15/2049	2,860	2,726
Pool # BM2141, 5.00%, 7/15/2049	1,651	1,622
Pool # BM2163, 5.00%, 7/15/2049	2,709	2,666
Pool # BM2281, 5.00%, 7/15/2049	2,640	2,548
Pool # BM2305, 5.00%, 8/15/2049	1,482	1,451
Pool # BV2390, 3.50%, 7/15/2050	1,128	1,041
Pool # BW7021, 3.50%, 8/15/2050	3,562	3,290
Pool # BW7044, 3.50%, 9/15/2050	3,154	2,913
Pool # BW7064, 3.50%, 10/15/2050	1,329	1,228
Pool # BY7857, 3.50%, 11/15/2050	949	877
Pool # BY7874, 3.50%, 12/15/2050	1,032	953
Pool # CA3251, 3.50%, 12/15/2050	1,144	1,056
Pool # BY7887, 3.50%, 1/15/2051	2,909	2,685
Pool # CA3320, 3.50%, 1/15/2051	1,550	1,432
Pool # CA3304, 3.50%, 2/15/2051	1,128	1,042
Pool # CE2513, 3.50%, 5/15/2051	1,142	1,013
Pool # CO1898, 5.50%, 7/15/2052	4,689	4,651
Pool # CO1926, 5.00%, 10/15/2052	4,166	4,103
Pool # CR2385, 5.50%, 4/15/2053	3,626	3,596
GNMA II
Pool # CG8187, ARM, 6.67%, 8/20/2071 (a)	9,417	9,591
Pool # CH2658, ARM, 6.70%, 9/20/2071 (a)	4,776	4,874
Pool # CH4939, ARM, 7.02%, 10/20/2071 (a)	3,305	3,362
Pool # CJ6767, ARM, 6.59%, 11/20/2071 (a)	9,735	9,874
Pool # CJ7141, ARM, 6.71%, 11/20/2071 (a)	4,448	4,530
Pool # CJ9640, ARM, 6.80%, 11/20/2071 (a)	10,537	10,769
Pool # CE5553, ARM, 6.89%, 11/20/2071 (a)	11,800	12,131
Pool # CE5557, ARM, 6.92%, 11/20/2071 (a)	10,357	10,646
Pool # CK2767, ARM, 7.00%, 12/20/2071 (a)	9,054	9,318
Pool # CJ7149, ARM, 7.29%, 12/20/2071 (a)	5,482	5,648
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 737076, 6.50%, 10/20/2033	84	86
Pool # 616732, 6.50%, 9/20/2034	74	74
Pool # 748766, 6.50%, 1/20/2039	35	37
Pool # 752496, 6.50%, 1/20/2039	77	80
Pool # 783389, 6.00%, 8/20/2039	408	428
Pool # 783444, 5.50%, 9/20/2039	79	80
Pool # 742853, 3.88%, 4/20/2040	1,252	1,152
Pool # 742810, 3.88%, 6/20/2040	1,120	1,032
Pool # 742801, 3.88%, 8/20/2040	347	320
Pool # 742876, 3.25%, 11/20/2040	987	876
Pool # 742878, 3.88%, 11/20/2040	4,058	3,736
Pool # BZ8504, 2.50%, 12/20/2040	910	760
Pool # 742883, 3.25%, 2/20/2041	1,865	1,684
Pool # 742885, 3.75%, 2/20/2041	87	80
Pool # 742884, 3.88%, 2/20/2041	1,881	1,732
Pool # 751810, 3.50%, 3/20/2041	727	654
Pool # BZ1781, 4.50%, 5/20/2041	594	570
Pool # BZ1778, 4.00%, 10/20/2041	452	427
Pool # BZ1774, 3.50%, 12/20/2041	1,299	1,161
Pool # BZ1664, 4.00%, 12/20/2042	705	667
Pool # BZ1780, 4.50%, 10/20/2043	866	830
Pool # AE8053, 4.00%, 12/20/2043	698	656
Pool # BZ1770, 3.00%, 6/20/2044	1,838	1,594
Pool # BZ1661, 3.50%, 8/20/2044	882	795
Pool # BZ1773, 3.50%, 9/20/2044	2,136	1,936
Pool # AJ9020, 4.50%, 10/20/2044	134	127
Pool # 783967, 4.25%, 12/20/2044	1,691	1,614
Pool # BZ1777, 4.00%, 3/20/2045	521	490
Pool # BY6444, 2.50%, 11/20/2045	634	527
Pool # BZ8502, 2.50%, 12/20/2045	1,502	1,246
Pool # BZ8503, 2.50%, 12/20/2045	869	721
Pool # AK8803, 4.00%, 3/20/2046	905	851
Pool # BZ1663, 4.00%, 7/20/2046	1,197	1,124
Pool # AS8110, 3.75%, 8/20/2046	2,030	1,870
Pool # AY2378, 3.25%, 2/20/2047	268	241
Pool # AY2381, 4.25%, 7/20/2047	964	907
Pool # BZ1769, 3.00%, 8/20/2047	1,750	1,519
Pool # BZ1654, 3.00%, 9/20/2047	700	609
Pool # AY2388, 4.25%, 9/20/2047	3,263	3,070
Pool # BD3185, 4.00%, 10/20/2047	8,873	8,204
Pool # BZ1660, 3.50%, 11/20/2047	1,781	1,592
Pool # BZ1772, 3.50%, 11/20/2047	4,108	3,673
Pool # BZ1776, 4.00%, 11/20/2047	1,937	1,821

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AY2392, 4.25%, 11/20/2047	3,683	3,466
Pool # BE4662, 4.00%, 12/20/2047	12,113	11,443
Pool # BB8795, 4.00%, 1/20/2048	2,669	2,459
Pool # AY2395, 4.25%, 1/20/2048	2,413	2,271
Pool # AY2404, 4.25%, 5/20/2048	3,595	3,374
Pool # BG6360, 5.00%, 5/20/2048	2,140	2,148
Pool # BF2645, 5.50%, 5/20/2048	495	495
Pool # AY2405, 4.25%, 6/20/2048	4,762	4,469
Pool # BD0531, 5.00%, 6/20/2048	587	583
Pool # BD0532, 5.00%, 6/20/2048	585	574
Pool # BF2971, 5.00%, 6/20/2048	1,021	1,002
Pool # AY2407, 4.25%, 7/20/2048	1,893	1,776
Pool # AY2408, 4.50%, 7/20/2048	862	820
Pool # BG7397, 4.50%, 7/20/2048	1,139	1,090
Pool # BF3017, 5.00%, 7/20/2048	951	939
Pool # AY2409, 4.25%, 8/20/2048	1,568	1,467
Pool # AY2410, 4.50%, 8/20/2048	886	843
Pool # BD0550, 5.00%, 8/20/2048	1,085	1,075
Pool # BG7389, 5.00%, 8/20/2048	1,021	1,002
Pool # BG7391, 5.00%, 8/20/2048	968	957
Pool # AY2412, 4.50%, 9/20/2048	4,266	4,059
Pool # 784626, 4.50%, 10/20/2048	483	461
Pool # BI4488, 4.50%, 11/20/2048	967	921
Pool # BK2585, 5.00%, 11/20/2048	531	524
Pool # BK2586, 5.00%, 11/20/2048	412	407
Pool # BI6431, 4.50%, 12/20/2048	1,310	1,259
Pool # BI6669, 4.50%, 12/20/2048	1,302	1,253
Pool # BH3133, 5.00%, 12/20/2048	2,128	2,085
Pool # BJ7083, 5.00%, 12/20/2048	149	145
Pool # BJ7084, 5.00%, 12/20/2048	1,282	1,269
Pool # BK7169, 5.00%, 12/20/2048	945	934
Pool # BJ1334, 5.00%, 1/20/2049	1,649	1,616
Pool # BJ9641, 5.00%, 1/20/2049	1,335	1,333
Pool # BJ9642, 5.00%, 1/20/2049	945	946
Pool # BJ9824, 4.50%, 2/20/2049	2,101	1,999
Pool # BJ9825, 4.50%, 2/20/2049	955	908
Pool # BK7188, 4.50%, 2/20/2049	1,187	1,136
Pool # BJ9630, 5.00%, 2/20/2049	531	521
Pool # BJ9633, 5.00%, 2/20/2049	779	762
Pool # BK7189, 5.00%, 2/20/2049	1,243	1,232
Pool # BK7198, 4.50%, 3/20/2049	929	880
Pool # BL6765, 5.50%, 5/20/2049	1,554	1,566
Pool # BN0907, 4.50%, 6/20/2049	951	904
Pool # BN1498, 5.00%, 6/20/2049	1,502	1,465
Pool # BN1499, 5.00%, 6/20/2049	2,204	2,189
Pool # BN1500, 5.50%, 6/20/2049	693	698
Pool # BN2627, 4.00%, 7/20/2049	1,939	1,797
Pool # BN2628, 4.00%, 7/20/2049	2,142	1,986

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO0521, 4.00%, 7/20/2049	329	307
Pool # BM9692, 4.50%, 7/20/2049	704	668
Pool # BN0879, 5.00%, 7/20/2049	324	320
Pool # BO3160, 5.00%, 7/20/2049	762	757
Pool # BP4237, 5.00%, 7/20/2049	709	703
Pool # BP4238, 5.00%, 7/20/2049	454	455
Pool # BP4240, 5.00%, 7/20/2049	669	670
Pool # BP4241, 5.00%, 7/20/2049	1,000	1,004
Pool # BP4242, 5.00%, 7/20/2049	476	484
Pool # BL9354, 4.00%, 8/20/2049	1,227	1,135
Pool # BM2327, 4.00%, 8/20/2049	547	500
Pool # BM2418, 4.00%, 8/20/2049	1,109	1,046
Pool # BN0884, 4.00%, 8/20/2049	483	448
Pool # BN0889, 4.50%, 8/20/2049	217	206
Pool # BN7048, 4.50%, 8/20/2049	2,557	2,429
Pool # BN7049, 4.50%, 8/20/2049	3,510	3,357
Pool # BN0890, 5.00%, 8/20/2049	504	498
Pool # BN0891, 5.00%, 8/20/2049	357	352
Pool # BN0893, 5.00%, 8/20/2049	385	380
Pool # BO3257, 5.00%, 8/20/2049	760	753
Pool # BP4290, 5.00%, 8/20/2049	558	545
Pool # BP4291, 5.00%, 8/20/2049	472	461
Pool # BP4292, 5.00%, 8/20/2049	1,886	1,856
Pool # BP4293, 5.00%, 8/20/2049	1,382	1,362
Pool # BP4294, 5.00%, 8/20/2049	669	668
Pool # BN0896, 4.00%, 9/20/2049	1,220	1,128
Pool # BI0930, 4.50%, 9/20/2049	1,661	1,639
Pool # BM9714, 4.50%, 9/20/2049	388	377
Pool # 784810, 5.00%, 9/20/2049	3,522	3,447
Pool # AC2995, 5.00%, 9/20/2049	1,971	1,985
Pool # BP2853, 5.00%, 9/20/2049	1,352	1,334
Pool # BP8644, 5.00%, 9/20/2049	1,202	1,185
Pool # BP8645, 5.00%, 9/20/2049	538	530
Pool # BQ3138, 4.00%, 10/20/2049	829	768
Pool # AC2994, 4.50%, 10/20/2049	718	696
Pool # BQ9513, 3.50%, 11/20/2049	1,341	1,214
Pool # BQ3791, 4.00%, 11/20/2049	1,433	1,320
Pool # BR2638, 4.00%, 11/20/2049	389	360
Pool # 784847, 4.50%, 11/20/2049	3,448	3,261
Pool # BP2896, 4.50%, 11/20/2049	1,428	1,365
Pool # BP7772, 4.50%, 11/20/2049	348	339
Pool # BP8665, 4.50%, 11/20/2049	512	487
Pool # BP8666, 4.50%, 11/20/2049	1,213	1,154
Pool # BP8667, 5.00%, 11/20/2049	610	602
Pool # BP8668, 5.00%, 11/20/2049	366	361
Pool # BR1542, 5.00%, 11/20/2049	795	780
Pool # BP8669, 5.50%, 11/20/2049	241	241
Pool # BP7668, 3.50%, 12/20/2049	5,748	5,218

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BP7795, 3.50%, 12/20/2049	1,617	1,464
Pool # BP8670, 3.50%, 12/20/2049	686	618
Pool # BL9372, 4.00%, 12/20/2049	763	704
Pool # BP5516, 4.00%, 12/20/2049	859	808
Pool # BP8672, 4.00%, 12/20/2049	575	533
Pool # BP8673, 4.00%, 12/20/2049	794	735
Pool # BP8674, 4.00%, 12/20/2049	1,118	1,036
Pool # BQ3790, 4.00%, 12/20/2049	3,946	3,591
Pool # BJ9866, 4.50%, 12/20/2049	2,613	2,486
Pool # BL9374, 4.50%, 12/20/2049	142	138
Pool # BP8676, 4.50%, 12/20/2049	648	617
Pool # BP8677, 4.50%, 12/20/2049	1,696	1,613
Pool # BP8678, 5.00%, 12/20/2049	991	977
Pool # BP8679, 5.50%, 12/20/2049	771	769
Pool # BP8021, 3.50%, 1/20/2050	1,786	1,644
Pool # BP8681, 3.50%, 1/20/2050	1,460	1,305
Pool # BL9379, 4.00%, 1/20/2050	2,266	2,087
Pool # BP8682, 4.00%, 1/20/2050	1,169	1,083
Pool # BP8683, 4.00%, 1/20/2050	986	913
Pool # BT0281, 4.00%, 1/20/2050	3,231	3,090
Pool # BP8688, 4.50%, 1/20/2050	1,951	1,856
Pool # BR0539, 4.50%, 1/20/2050	2,620	2,504
Pool # BP8020, 3.50%, 2/20/2050	981	903
Pool # BP8022, 3.50%, 2/20/2050	1,597	1,466
Pool # BQ1338, 4.00%, 2/20/2050	3,653	3,365
Pool # BQ7054, 4.00%, 2/20/2050	2,167	2,009
Pool # BS8384, 5.00%, 2/20/2050	1,128	1,117
Pool # BS8400, 3.00%, 3/20/2050	4,751	4,110
Pool # BT0397, 3.00%, 3/20/2050	541	468
Pool # BQ4110, 3.50%, 3/20/2050	4,905	4,586
Pool # BS5879, 3.50%, 3/20/2050	1,043	939
Pool # BS8411, 3.50%, 3/20/2050	3,672	3,301
Pool # BT0399, 3.50%, 3/20/2050	992	887
Pool # BT3628, 3.50%, 3/20/2050	1,749	1,631
Pool # BT3629, 3.50%, 3/20/2050	746	693
Pool # BT8043, 3.50%, 3/20/2050	1,266	1,144
Pool # BT8044, 3.50%, 3/20/2050	3,103	2,805
Pool # BT8045, 3.50%, 3/20/2050	3,969	3,572
Pool # BT8046, 3.50%, 3/20/2050	4,683	4,226
Pool # BT8047, 3.50%, 3/20/2050	3,153	2,898
Pool # BT8048, 3.50%, 3/20/2050	3,193	2,977
Pool # BS5873, 4.00%, 3/20/2050	454	419
Pool # BS5874, 4.00%, 3/20/2050	2,507	2,317
Pool # BQ7064, 3.50%, 4/20/2050	670	602
Pool # BT3736, 3.50%, 4/20/2050	1,999	1,799
Pool # BU3072, 5.00%, 4/20/2050	711	713
Pool # BQ4098, 3.00%, 5/20/2050	6,889	5,970
Pool # BR3899, 3.00%, 5/20/2050	986	854

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BT4019, 3.00%, 5/20/2050	3,450	2,985
Pool # BQ7069, 3.25%, 5/20/2050	1,803	1,589
Pool # BQ7083, 3.25%, 5/20/2050	151	133
Pool # BS7609, 3.50%, 5/20/2050	3,391	3,033
Pool # BT3843, 3.50%, 5/20/2050	1,610	1,466
Pool # BQ7073, 4.00%, 5/20/2050	173	160
Pool # BV2935, 4.50%, 5/20/2050	583	575
Pool # BV6609, 4.50%, 5/20/2050	364	355
Pool # BV6631, 4.50%, 5/20/2050	1,228	1,189
Pool # BV6670, 4.50%, 5/20/2050	1,045	1,014
Pool # MA6661, 5.50%, 5/20/2050	89	91
Pool # BT4096, 3.00%, 6/20/2050	4,560	3,945
Pool # BU7682, 3.00%, 6/20/2050	4,332	3,790
Pool # BQ7084, 3.25%, 6/20/2050	2,414	2,130
Pool # BV8680, 3.50%, 6/20/2050	1,575	1,418
Pool # BV8683, 3.50%, 6/20/2050	883	794
Pool # BV8684, 3.50%, 6/20/2050	1,397	1,258
Pool # BV8685, 3.50%, 6/20/2050	1,255	1,122
Pool # BQ7086, 4.00%, 6/20/2050	2,509	2,323
Pool # BQ7092, 4.00%, 6/20/2050	1,827	1,706
Pool # BR3901, 4.00%, 6/20/2050	1,213	1,117
Pool # BT4070, 4.00%, 6/20/2050	512	482
Pool # BV8688, 4.00%, 6/20/2050	1,288	1,191
Pool # BQ7087, 4.25%, 6/20/2050	833	782
Pool # BV2372, 4.50%, 6/20/2050	1,251	1,195
Pool # BV6632, 4.50%, 6/20/2050	2,444	2,382
Pool # BQ7088, 5.00%, 6/20/2050	875	855
Pool # BV8696, 3.00%, 7/20/2050	3,030	2,621
Pool # BV8711, 3.00%, 7/20/2050	2,837	2,454
Pool # BV8727, 3.00%, 7/20/2050	1,783	1,551
Pool # BW0561, 3.00%, 7/20/2050	1,131	959
Pool # BQ7085, 3.25%, 7/20/2050	4,381	3,853
Pool # BV8699, 3.50%, 7/20/2050	1,813	1,632
Pool # BV8700, 3.50%, 7/20/2050	1,560	1,395
Pool # BV8716, 3.50%, 7/20/2050	1,936	1,730
Pool # BQ7097, 4.00%, 7/20/2050	3,409	3,147
Pool # BU7564, 4.00%, 7/20/2050	2,498	2,301
Pool # BV8702, 4.00%, 7/20/2050	700	648
Pool # BW5975, 4.00%, 7/20/2050	562	519
Pool # BW5994, 4.00%, 7/20/2050	970	925
Pool # BV2395, 4.50%, 7/20/2050	1,531	1,472
Pool # BV8722, 2.50%, 8/20/2050	3,187	2,650
Pool # BV8726, 3.00%, 8/20/2050	813	706
Pool # BX4922, 3.00%, 8/20/2050	172	149
Pool # BX4923, 3.00%, 8/20/2050	2,411	2,087
Pool # BW1746, 3.25%, 8/20/2050	3,603	3,175
Pool # BR3911, 3.50%, 8/20/2050	3,919	3,503
Pool # BV2402, 3.50%, 8/20/2050	5,297	4,735

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BX4927, 3.50%, 8/20/2050	959	862
Pool # BX4928, 3.50%, 8/20/2050	1,688	1,509
Pool # BX4939, 3.50%, 8/20/2050	2,707	2,437
Pool # BW1747, 4.00%, 8/20/2050	643	593
Pool # BW7383, 4.00%, 8/20/2050	3,708	3,465
Pool # BX6092, 4.00%, 8/20/2050	2,563	2,395
Pool # BX6093, 4.00%, 8/20/2050	6,353	5,885
Pool # BW0559, 4.50%, 8/20/2050	755	715
Pool # BW7033, 4.50%, 8/20/2050	689	658
Pool # BZ1653, 3.00%, 9/20/2050	665	578
Pool # BW1757, 3.25%, 9/20/2050	3,780	3,326
Pool # BR3917, 3.50%, 9/20/2050	7,869	7,034
Pool # BU7559, 3.50%, 9/20/2050	5,361	4,793
Pool # BW1718, 3.50%, 9/20/2050	3,964	3,558
Pool # BW1758, 3.50%, 9/20/2050	2,059	1,854
Pool # BX4956, 3.50%, 9/20/2050	2,012	1,812
Pool # BY3407, 3.50%, 9/20/2050	2,906	2,617
Pool # BY3408, 3.50%, 9/20/2050	1,258	1,132
Pool # BY3432, 3.50%, 9/20/2050	3,004	2,685
Pool # BR3918, 4.00%, 9/20/2050	704	649
Pool # BW1759, 4.00%, 9/20/2050	1,483	1,371
Pool # BX3717, 4.00%, 9/20/2050	606	561
Pool # BX3718, 4.00%, 9/20/2050	801	740
Pool # BW7043, 4.50%, 9/20/2050	1,112	1,063
Pool # BW1760, 4.75%, 9/20/2050	1,016	980
Pool # BX4971, 2.50%, 10/20/2050	1,401	1,163
Pool # BY6410, 2.50%, 10/20/2050	1,102	916
Pool # BW1771, 3.00%, 10/20/2050	1,443	1,252
Pool # BW1772, 3.25%, 10/20/2050	1,603	1,414
Pool # BU7550, 3.50%, 10/20/2050	6,259	5,598
Pool # BW1773, 3.50%, 10/20/2050	1,516	1,365
Pool # BY6416, 3.50%, 10/20/2050	1,536	1,382
Pool # BZ1658, 3.50%, 10/20/2050	711	640
Pool # BY6421, 4.00%, 10/20/2050	813	749
Pool # BZ1662, 4.00%, 10/20/2050	922	851
Pool # BW1774, 4.25%, 10/20/2050	1,034	968
Pool # BY6440, 2.50%, 11/20/2050	2,264	1,879
Pool # BY6441, 2.50%, 11/20/2050	2,091	1,735
Pool # BY6443, 2.50%, 11/20/2050	1,691	1,402
Pool # BY6445, 2.50%, 11/20/2050	2,066	1,718
Pool # BY6447, 3.00%, 11/20/2050	3,486	3,029
Pool # BZ2574, 3.00%, 11/20/2050	888	768
Pool # BZ3559, 3.00%, 11/20/2050	745	645
Pool # BZ2575, 3.25%, 11/20/2050	2,903	2,557
Pool # BY6453, 3.50%, 11/20/2050	851	766
Pool # BY6454, 3.50%, 11/20/2050	1,804	1,623
Pool # BY6455, 3.50%, 11/20/2050	1,658	1,492
Pool # BY6456, 3.50%, 11/20/2050	662	603

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ1771, 3.50%, 11/20/2050	1,717	1,535
Pool # BZ3527, 3.50%, 11/20/2050	4,616	4,144
Pool # BZ3560, 3.50%, 11/20/2050	1,429	1,277
Pool # BY5559, 4.00%, 11/20/2050	4,308	3,973
Pool # BY6457, 4.00%, 11/20/2050	541	503
Pool # BY6458, 4.00%, 11/20/2050	681	630
Pool # BZ2576, 4.00%, 11/20/2050	2,957	2,732
Pool # BY7851, 4.50%, 11/20/2050	1,562	1,492
Pool # BZ1779, 4.50%, 11/20/2050	755	718
Pool # BS8546, 2.50%, 12/20/2050	5,307	4,337
Pool # BZ8499, 2.50%, 12/20/2050	1,703	1,414
Pool # BZ8500, 2.50%, 12/20/2050	2,059	1,709
Pool # BZ8501, 2.50%, 12/20/2050	2,274	1,887
Pool # BZ8505, 2.50%, 12/20/2050	1,048	869
Pool # BZ8507, 2.50%, 12/20/2050	2,589	2,153
Pool # BZ2590, 3.25%, 12/20/2050	2,225	1,961
Pool # BZ2591, 3.50%, 12/20/2050	950	855
Pool # BZ2592, 3.50%, 12/20/2050	1,254	1,129
Pool # BZ8515, 3.50%, 12/20/2050	1,629	1,466
Pool # BZ8516, 3.50%, 12/20/2050	612	551
Pool # BZ1775, 4.00%, 12/20/2050	1,641	1,514
Pool # BZ6501, 4.00%, 12/20/2050	4,660	4,297
Pool # BZ8495, 4.00%, 12/20/2050	1,417	1,305
Pool # BY7873, 4.50%, 12/20/2050	1,388	1,327
Pool # CB4508, 5.00%, 12/20/2050	530	523
Pool # BZ8530, 2.50%, 1/20/2051	1,193	986
Pool # CB4502, 3.00%, 1/20/2051	1,328	1,153
Pool # CB4503, 3.00%, 1/20/2051	1,115	965
Pool # BZ2606, 3.25%, 1/20/2051	1,946	1,711
Pool # 785294, 3.50%, 1/20/2051	10,846	9,561
Pool # BY7890, 3.50%, 1/20/2051	9,700	8,671
Pool # BZ8541, 3.50%, 1/20/2051	790	711
Pool # BZ8542, 3.50%, 1/20/2051	456	406
Pool # CB1505, 3.50%, 1/20/2051	11,176	10,031
Pool # CB4504, 3.50%, 1/20/2051	1,409	1,268
Pool # BZ2614, 4.00%, 1/20/2051	520	479
Pool # BZ8544, 4.00%, 1/20/2051	696	644
Pool # CB2357, 4.00%, 1/20/2051	1,365	1,288
Pool # CB4506, 4.00%, 1/20/2051	1,055	1,000
Pool # CB1543, 3.00%, 2/20/2051	5,658	4,895
Pool # CB3225, 3.25%, 2/20/2051	991	873
Pool # CA9001, 3.50%, 2/20/2051	6,932	6,197
Pool # CB3226, 3.50%, 2/20/2051	824	742
Pool # CB4521, 3.50%, 2/20/2051	1,331	1,209
Pool # CB4522, 3.50%, 2/20/2051	1,066	984
Pool # CB4524, 4.00%, 2/20/2051	1,097	1,016
Pool # CA8994, 4.50%, 2/20/2051	1,153	1,102
Pool # CB4433, 3.00%, 3/20/2051	3,791	3,223

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB3240, 3.25%, 3/20/2051	946	830
Pool # CB3242, 3.50%, 3/20/2051	1,731	1,555
Pool # CB4538, 3.50%, 3/20/2051	1,019	918
Pool # CB3253, 3.25%, 4/20/2051	1,077	947
Pool # CB3254, 3.50%, 4/20/2051	1,570	1,413
Pool # CB3255, 3.50%, 4/20/2051	1,703	1,533
Pool # CB3256, 3.50%, 4/20/2051	2,763	2,482
Pool # CC9816, 3.00%, 5/20/2051	2,486	2,166
Pool # CD0432, 3.50%, 5/20/2051	1,873	1,687
Pool # CD0433, 3.50%, 5/20/2051	2,098	1,889
Pool # CD0434, 3.50%, 5/20/2051	2,318	2,081
Pool # CC9825, 2.50%, 6/20/2051	1,746	1,448
Pool # CC9826, 2.50%, 6/20/2051	1,966	1,631
Pool # CC9831, 3.00%, 6/20/2051	1,601	1,385
Pool # CD0442, 3.50%, 6/20/2051	1,640	1,477
Pool # CD0443, 3.50%, 6/20/2051	1,383	1,245
Pool # CD0444, 3.50%, 6/20/2051	1,147	1,032
Pool # CC9835, 4.00%, 6/20/2051	892	827
Pool # CC9836, 4.00%, 6/20/2051	758	702
Pool # CC9837, 4.00%, 6/20/2051	1,007	928
Pool # CD0454, 3.50%, 7/20/2051	2,292	2,049
Pool # CE9918, 3.50%, 7/20/2051	1,841	1,657
Pool # CE9919, 3.50%, 7/20/2051	1,083	974
Pool # CE9920, 3.50%, 7/20/2051	1,187	1,068
Pool # CE9923, 4.00%, 7/20/2051	996	919
Pool # CE9932, 3.00%, 8/20/2051	1,915	1,666
Pool # CD0461, 3.50%, 8/20/2051	1,250	1,125
Pool # CE9935, 3.50%, 8/20/2051	947	852
Pool # CE9936, 3.50%, 8/20/2051	1,257	1,131
Pool # CE9937, 3.50%, 8/20/2051	1,144	1,030
Pool # CE9939, 4.00%, 8/20/2051	870	801
Pool # CD0469, 3.50%, 9/20/2051	1,761	1,584
Pool # CG4129, 3.50%, 9/20/2051	2,712	2,443
Pool # CG4130, 3.50%, 9/20/2051	2,699	2,414
Pool # CH0092, 3.50%, 9/20/2051	5,515	4,934
Pool # 786522, 3.50%, 10/20/2051	19,748	17,546
Pool # CD0476, 3.50%, 10/20/2051	1,100	990
Pool # CD0477, 3.50%, 10/20/2051	1,877	1,684
Pool # CH0834, 3.50%, 10/20/2051	853	768
Pool # CH0835, 3.50%, 10/20/2051	966	869
Pool # CH0836, 3.50%, 10/20/2051	1,234	1,111
Pool # CH0837, 3.50%, 10/20/2051	825	743
Pool # CH0838, 3.50%, 10/20/2051	1,403	1,255
Pool # CH1339, 3.50%, 10/20/2051	2,809	2,588
Pool # CH2907, 3.50%, 10/20/2051	4,403	4,057
Pool # CH0840, 4.00%, 10/20/2051	1,442	1,335
Pool # CH0841, 4.00%, 10/20/2051	1,454	1,340
Pool # CH0848, 3.00%, 11/20/2051	1,359	1,181

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CH0849, 3.00%, 11/20/2051	2,469	2,144
Pool # CH0850, 3.00%, 11/20/2051	1,996	1,732
Pool # CH0851, 3.00%, 11/20/2051	1,366	1,184
Pool # CH0852, 3.00%, 11/20/2051	2,564	2,234
Pool # CI0076, 3.00%, 11/20/2051	1,113	966
Pool # CI0077, 3.50%, 11/20/2051	871	784
Pool # CI0078, 3.50%, 11/20/2051	1,933	1,735
Pool # CI9257, 3.50%, 11/20/2051	4,162	3,720
Pool # CH0860, 3.00%, 12/20/2051	703	611
Pool # CH0861, 3.00%, 12/20/2051	2,724	2,365
Pool # CH0862, 3.00%, 12/20/2051	1,518	1,317
Pool # CH0864, 3.00%, 12/20/2051	1,273	1,101
Pool # CH0868, 3.50%, 12/20/2051	1,707	1,536
Pool # CH7863, 3.50%, 12/20/2051	2,285	2,054
Pool # CH0871, 4.00%, 12/20/2051	1,131	1,046
Pool # CI0090, 2.50%, 1/20/2052	1,199	999
Pool # CI0092, 3.00%, 1/20/2052	1,543	1,337
Pool # CJ3916, 3.00%, 1/20/2052	8,664	7,682
Pool # CK4908, 3.00%, 1/20/2052	3,142	2,726
Pool # CK4909, 3.00%, 1/20/2052	1,991	1,726
Pool # CK4916, 3.00%, 1/20/2052	4,097	3,546
Pool # CI0093, 3.50%, 1/20/2052	1,097	988
Pool # CI0094, 3.50%, 1/20/2052	2,613	2,336
Pool # CK1583, 3.50%, 1/20/2052	3,415	3,076
Pool # CK4918, 3.50%, 1/20/2052	1,450	1,305
Pool # CK7137, 4.00%, 1/20/2052	8,553	7,767
Pool # CK2667, 3.00%, 2/20/2052	5,658	4,895
Pool # CM2170, 3.00%, 3/20/2052	9,153	7,900
Pool # CI0110, 3.50%, 3/20/2052	1,295	1,157
Pool # CL1777, 3.50%, 3/20/2052	2,671	2,414
Pool # CL1778, 3.50%, 3/20/2052	1,622	1,460
Pool # CL1827, 3.50%, 3/20/2052	6,270	5,644
Pool # CL1828, 3.50%, 3/20/2052	8,002	7,202
Pool # CL1829, 3.50%, 3/20/2052	3,840	3,434
Pool # CM1692, 3.50%, 3/20/2052	5,320	4,690
Pool # CM2218, 3.50%, 3/20/2052	1,939	1,745
Pool # CM2221, 3.50%, 3/20/2052	4,842	4,382
Pool # CI0111, 4.00%, 3/20/2052	1,359	1,252
Pool # CN3435, 4.50%, 4/20/2052	974	923
Pool # CN3436, 4.50%, 4/20/2052	5,572	5,277
Pool # CO4826, 5.00%, 6/20/2052	4,684	4,550
Pool # CO5339, 5.00%, 6/20/2052	4,505	4,386
Pool # CQ8079, 5.50%, 1/20/2053	1,991	1,996
Pool # CS4546, 5.00%, 2/20/2053	2,164	2,114
Pool # CR2499, 5.50%, 2/20/2053	3,471	3,463
Pool # CS4547, 5.50%, 2/20/2053	1,145	1,148
Pool # CS4560, 5.50%, 3/20/2053	2,494	2,501
Pool # CS4561, 6.00%, 3/20/2053	1,283	1,309

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CM6940, 5.50%, 4/20/2053	3,972	3,943
Pool # CT3981, 5.50%, 4/20/2053	1,001	1,000
Pool # CT3982, 5.50%, 4/20/2053	1,094	1,090
Pool # CT3983, 5.50%, 4/20/2053	1,161	1,144
Pool # CS4586, 5.50%, 5/20/2053	2,324	2,330
Pool # CU6671, 5.50%, 6/20/2053	2,597	2,604
Pool # CU6685, 5.50%, 7/20/2053	1,655	1,659
Pool # CV6856, 5.50%, 7/20/2053	1,235	1,217
Pool # CU6686, 6.00%, 7/20/2053	1,877	1,914
Pool # CU6687, 6.50%, 7/20/2053	3,100	3,215
Pool # CV0173, 6.50%, 7/20/2053	1,741	1,808
Pool # CU6696, 6.00%, 8/20/2053	1,213	1,237
Pool # CU6697, 6.50%, 8/20/2053	2,581	2,677
Pool # CU6708, 5.50%, 9/20/2053	1,469	1,473
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	696	653
Pool # AH5895, 4.00%, 6/20/2034	247	241
Pool # 4285, 6.00%, 11/20/2038	15	16
Pool # BO1377, 3.75%, 2/20/2040	798	748
Pool # BO1378, 4.00%, 1/20/2041	1,205	1,179
Pool # CD7341, 3.50%, 7/20/2047	3,587	3,196
Pool # BS0536, 3.00%, 3/20/2048	2,388	2,061
Pool # BS0538, 4.00%, 12/20/2048	717	661
Pool # BS0539, 4.50%, 1/20/2049	632	599
Pool # MA6145, 3.50%, 9/20/2049	433	383
Pool # CE3912, 5.00%, 9/20/2049	4,670	4,552
Pool # BS0537, 3.50%, 12/20/2049	751	668
Pool # CI8475, 5.00%, 5/20/2050	5,798	5,665
Pool # AC0977, 4.39%, 5/20/2063 (a)	13	13
Pool # CX4040, 5.00%, 7/20/2063	642	615
Pool # CX4044, 5.00%, 9/20/2063	310	297
Pool # CX7714, 5.00%, 9/20/2063	504	482
Pool # CX4106, 5.00%, 10/20/2063	442	424
Pool # CX4111, 5.00%, 10/20/2063	647	620
Pool # CX7719, 5.00%, 10/20/2063	1,018	974
Pool # CY0098, 5.00%, 10/20/2063	2,027	1,940
Pool # CY0134, 5.00%, 10/20/2063	1,844	1,765
Pool # 785863, 3.09%, 12/20/2071 (a)	12,109	10,319
Pool # CL8137, 3.17%, 3/20/2072 (a)	2,993	2,546
Pool # 786556, 4.65%, 1/20/2073 (a)	7,897	7,394
Total Mortgage-Backed Securities (Cost $2,743,609)		2,463,397
Asset-Backed Securities — 14.1%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	886	860
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	5,032	4,543
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.28%, 12/18/2037 (a) (c)	3,991	3,936
Series 2021-FL4, Class B, 6.85%, 12/18/2037 (a) (c)	2,000	1,942

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (c) (d)	7,142	6,799
American Homes 4 Rent Trust
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (c)	1,500	1,492
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (c)	3,172	3,136
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 (c)	4,390	4,264
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (c)	3,975	3,926
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (c)	3,100	3,019
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (c)	4,200	4,166
AMSR Trust
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (c)	310	285
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (c)	6,200	5,687
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (c)	4,000	3,664
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	200	184
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (c)	2,463	2,061
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181	7,147
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (c)	10,000	8,455
Bridge Trust
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (c)	4,000	3,763
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (c)	5,000	4,790
BXG Receivables Note Trust
Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	5,261	4,934
Series 2023-A, Class B, 6.31%, 11/15/2038 (c)	3,499	3,439
Series 2023-A, Class C, 7.38%, 11/15/2038 (c)	3,607	3,523
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,128	943
CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050 (c)	11,500	10,916
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	2,701	2,295
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000	1,416
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (d)	7,512	6,646
CFMT LLC Series 2023-HB11, Class M2, 4.00%, 2/25/2037 ‡ (a) (c)	4,750	4,099
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	367	345
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 (d)	243	231
Series 2003-6, Class 1A7, 5.28%, 11/25/2034 (d)	149	143
CoreVest American Finance Trust
Series 2017-2, Class M, 5.56%, 12/25/2027 (a) (c)	2,200	2,057
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	4,724	4,288
Series 2019-3, Class XB, IO, 1.54%, 10/15/2052 (a) (c)	27,000	1,764
Series 2019-3, Class XA, IO, 2.19%, 10/15/2052 (a) (c)	11,395	263
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	1,487	1,427
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	3,484	3,135
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	3,022	2,792
Series 2021-1A, Class B, 2.05%, 11/21/2033 (c)	1,615	1,498
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	2,750	2,520
E3 (Cayman Islands) Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (c)	1,279	1,044
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (c)	10,000	9,192

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (c)	2,100	1,825
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (c)	11,712	10,672
Series 2022-SFR1, Class E2, 5.00%, 5/17/2039 (c)	5,235	4,732
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (c)	4,500	4,038
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 ‡ (a) (c)	15,000	14,550
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	12,550	11,034
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	11,250	9,485
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	15,222	12,902
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	3,600	2,831
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	12,900	12,208
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	1,000	871
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (c)	8,000	7,961
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (c)	3,357	3,249
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	5	5
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (c)	1,520	1,276
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (c)	5,875	5,564
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (c)	213	191
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (c)	599	527
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (c)	276	271
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (c)	478	440
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 ‡ (c)	14	13
Series 2016-2A, Class A, 3.75%, 9/20/2041 ‡ (c)	573	516
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (c)	365	322
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (c)	1,157	1,034
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (c)	1,157	1,056
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (c)	559	503
Series 2017-2A, Class A1, 3.28%, 9/20/2048 ‡ (c)	826	712
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 (c)	1,451	1,377
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	3,759	3,619
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	1,460	1,409
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 (c)	1,349	1,245
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,649	3,314
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,430	2,992
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (a) (c)	43	—
Series 2012-4, Class A, IO, 0.94%, 9/25/2037 (a) (c)	2,375	43
Series 2012-6, Class A, IO, 0.59%, 5/25/2039 (a) (c)	2,272	26
Series 2015-2, Class A, IO, 3.01%, 7/25/2041 (a) (c)	442	44
LFT CRE Ltd. Series 2021-FL1, Class C, 7.39%, 6/15/2039 (a) (c)	8,000	7,487
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 6.21%, 2/25/2034 (a)	236	227
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032 ‡	26,782	179
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	854	830

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	840	789
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	560	533
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	6,432	6,317
Series 2023-2A, Class C, 7.06%, 11/20/2040 (c)	4,271	4,288
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	1,712	1,558
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	2,807	2,553
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	3,727	3,752
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (d)	141	132
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (c)	3,365	3,259
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152	5,281
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	4,366	4,114
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	7,050	6,485
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	7,366	6,775
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	3,469	3,152
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	10,562	9,660
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (c)	6,636	6,292
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038 (c)	1,448	1,383
Pagaya AI Technology in Housing Trust Series 2022-1, Class C, 4.25%, 8/25/2025 (c)	6,635	6,264
PFP Ltd. (Cayman Islands) Series 2021-7, Class B, 6.84%, 4/14/2038 (a) (c)	7,100	6,895
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (c)	9,061	8,617
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (c) (d)	4,831	4,744
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (c) (d)	2,861	2,723
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (c) (d)	4,295	4,125
Progress Residential
Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (c)	4,000	3,554
Series 2021-SFR4, Class E1, 2.41%, 5/17/2038 (c)	2,000	1,750
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038 (c)	3,903	3,408
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	9,000	8,065
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 (c)	7,700	7,015
Series 2019-SFR3, Class E, 3.37%, 9/17/2036 (c)	2,690	2,610
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 (c)	1,325	1,284
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (c)	6,390	6,043
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	3,000	2,665
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (c)	9,550	8,445
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (c)	6,775	5,873
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000	5,157
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555	4,200
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870	10,967
Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (c)	5,009	4,699
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (c)	8,809	8,585
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (c)	3,851	3,736
Series 2021-7, Class A1, 1.87%, 8/25/2026 (c) (d)	1,360	1,286
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	479	121

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (c)	274	246
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	99	94
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (c)	8,056	7,632
Repo Buyer RRI Trust, Zero Coupon, 4/14/2055 ‡	2,432	1,897
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (d)	53	42
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class C, 3.77%, 1/20/2036 (c)	423	414
Series 2019-3A, Class B, 2.75%, 8/20/2036 (c)	1,296	1,234
Series 2021-1A, Class B, 1.34%, 11/20/2037 (c)	2,642	2,482
Series 2021-1A, Class C, 1.79%, 11/20/2037 (c)	1,678	1,570
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	3,919	3,925
Series 2023-2A, Class C, 7.30%, 4/20/2040 (c)	6,528	6,622
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	3,179	3,141
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	14	13
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	108	46
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669	5,230
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (c) (d)	3,578	3,519
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (c) (d)	2,887	2,800
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (c) (d)	7,400	7,069
vMobo, Inc., 7.46%, 7/18/2027 ‡	9,998	9,023
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (c) (d)	11,449	10,705
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (c) (d)	1,355	1,252
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (c) (d)	7,490	7,133
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (c) (d)	7,340	6,906
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (c) (d)	9,593	9,150
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (c) (d)	6,962	6,554
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (c) (d)	2,983	2,889
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (c) (d)	5,553	5,312
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (c)	212	208
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038 (c)	1,066	1,011
Series 2019-AA, Class C, 3.34%, 6/15/2038 (c)	1,054	994
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 (c)	687	681
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	5,014	4,786
Total Asset-Backed Securities (Cost $605,097)		578,343
Collateralized Mortgage Obligations — 11.2%
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	346	342
Series 2005-1CB, Class 1A6, IF, IO, 1.64%, 3/25/2035 (a)	207	13
Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (a)	1,268	69
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (a)	1,261	37
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	52	22

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (a)	2,329	99
Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (a)	1,167	36
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	196	148
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	6	5
Series 2005-57CB, Class 3A2, IF, IO, 4.43%, 12/25/2035 (a)	154	10
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	111	95
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	189	108
Series 2006-7CB, Class 1A2, IF, IO, 4.63%, 5/25/2036 (a)	7,116	512
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	300	156
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	1	1
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (c)	1,549	1,466
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28	9
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	29	20
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	46	43
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	79	12
Series 2005-4, Class 30, PO, 8/25/2035	22	14
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	94	77
Series 2005-7, Class 30, PO, 11/25/2035	7	7
Series 2005-8, Class 30, PO, 1/25/2036	30	19
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 4.75%, 4/25/2033 (a)	11	11
Series 2003-J, Class 3A2, 4.86%, 11/25/2033 (a)	48	45
Baring Frn Series 2021-EBO1, Class PA, Zero Coupon, 5/22/2024 ‡	1,912	1,910
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 5.47%, 7/25/2033 (a)	42	39
Series 2003-7, Class 3A, 5.00%, 10/25/2033 (a)	11	11
Series 2004-1, Class 12A1, 4.18%, 4/25/2034 (a)	107	92
Series 2004-2, Class 14A, 3.86%, 5/25/2034 (a)	40	37
Series 2006-1, Class A1, 7.66%, 2/25/2036 (a)	134	123
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	92	94
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	3	2
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 5.49%, 6/25/2035 (a)	84	81
Series 2007-A1, Class 9A1, 4.74%, 2/25/2037 (a)	73	69
Series 2007-A1, Class 1A3, 4.98%, 2/25/2037 (a)	307	295
Series 2007-A1, Class 2A1, 5.26%, 2/25/2037 (a)	26	24
Series 2007-A1, Class 7A1, 5.46%, 2/25/2037 (a)	24	24
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	6	4
Series 2004-3, Class A26, 5.50%, 4/25/2034	68	64
Series 2004-HYB1, Class 2A, 4.88%, 5/20/2034 (a)	34	31
Series 2004-HYB3, Class 2A, 3.90%, 6/20/2034 (a)	137	123
Series 2004-7, Class 2A1, 2.52%, 6/25/2034 (a)	25	23
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	173	169
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	127	120
Series 2004-HYB6, Class A3, 5.30%, 11/20/2034 (a)	109	101
Series 2005-16, Class A23, 5.50%, 9/25/2035	58	37

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-22, Class 2A1, 4.64%, 11/25/2035 (a)	333	264
Series 2007-4, Class 1A52, IF, IO, 4.73%, 5/25/2037 (a)	1,356	94
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 6.24%, 9/25/2033 (a)	27	26
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 5.67%, 9/25/2033 (a) (c)	61	60
Series 2004-UST1, Class A6, 5.91%, 8/25/2034 (a)	16	15
Series 2004-UST1, Class A3, 6.10%, 8/25/2034 (a)	31	29
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	296	278
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	2	2
Series 2003-1, Class WA2, 6.50%, 6/25/2031	1	1
Series 2003-1, Class 3, PO, 9/25/2033	11	7
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	4	4
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	11	10
Series 2005-1, Class 2A1A, 3.22%, 2/25/2035 (a)	99	82
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	132	127
Series 2005-5, Class 1A2, 4.59%, 8/25/2035 (a)	249	201
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.65%, 2/25/2033 (a)	273	266
Series 2003-AR15, Class 3A1, 5.73%, 6/25/2033 (a)	54	51
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	44	41
Series 2004-AR2, Class 2A1, 4.51%, 3/25/2034 (a)	8	7
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	7	7
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	93	92
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	46	46
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	67	64
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	150	143
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	381	32
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	273	29
CSMC Trust
Series 2020-RPL5, Class A1, 4.66%, 8/25/2060 (a) (c)	4,231	4,190
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (c)	9,706	9,165
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (c)	4,228	4,127
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.71%, 2/25/2020 (a)	14	14
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	8,557	6,955
FHLMC, REMIC
Series 2720, Class PC, 5.00%, 12/15/2023	—	—
Series 1628, Class LZ, 6.50%, 12/15/2023	—	—
Series 1638, Class H, 6.50%, 12/15/2023	—	—
Series 2283, Class K, 6.50%, 12/15/2023	—	—
Series 1644, Class K, 6.75%, 12/15/2023	—	—
Series 1658, Class GZ, 7.00%, 1/15/2024	1	1
Series 1865, Class D, PO, 2/15/2024	—	—
Series 1760, Class ZD, 4.37%, 2/15/2024 (a)	1	1
Series 2756, Class NA, 5.00%, 2/15/2024	—	—

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1686, Class SH, IF, 7.00%, 2/15/2024 (a)	—	—
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	—	—
Series 1699, Class FC, 6.04%, 3/15/2024 (a)	—	—
Series 1695, Class EB, 7.00%, 3/15/2024	1	1
Series 2033, Class SN, IF, IO, 17.90%, 3/15/2024 (a)	—	—
Series 2306, Class K, PO, 5/15/2024	—	—
Series 2306, Class SE, IF, IO, 5.73%, 5/15/2024 (a)	1	—
Series 1745, Class D, 7.50%, 8/15/2024	2	2
Series 3614, Class QB, 4.00%, 12/15/2024	93	92
Series 2967, Class S, IF, 3.91%, 4/15/2025 (a)	2	2
Series 3022, Class SX, IF, 3.28%, 8/15/2025 (a)	5	4
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1899, Class ZE, 8.00%, 9/15/2026	7	7
Series 1963, Class Z, 7.50%, 1/15/2027	6	6
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	2	2
Series 1985, Class PR, IO, 8.00%, 7/15/2027	2	—
Series 2065, Class PX, IO, 0.75%, 8/17/2027	294	1
Series 1987, Class PE, 7.50%, 9/15/2027	3	3
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2	—
Series 2042, Class T, 7.00%, 3/15/2028	1	1
Series 2040, Class PE, 7.50%, 3/15/2028	12	13
Series 2060, Class Z, 6.50%, 5/15/2028	5	5
Series 2061, Class DC, IO, 6.50%, 6/15/2028	13	1
Series 2075, Class PH, 6.50%, 8/15/2028	37	38
Series 2086, Class GB, 6.00%, 9/15/2028	4	4
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	3	—
Series 2111, Class SB, IF, IO, 2.06%, 1/15/2029 (a)	26	—
Series 2110, Class PG, 6.00%, 1/15/2029	23	23
Series 2125, Class JZ, 6.00%, 2/15/2029	10	10
Series 2130, Class QS, 6.00%, 3/15/2029	13	13
Series 2132, Class ZL, 6.50%, 3/15/2029	5	5
Series 2132, Class SB, IF, 7.00%, 3/15/2029 (a)	4	4
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2303, Class ZN, 8.50%, 4/15/2029	54	57
Series 2163, Class PC, IO, 7.50%, 6/15/2029	3	—
Series 2178, Class PB, 7.00%, 8/15/2029	5	5
Series 2201, Class C, 8.00%, 11/15/2029	7	7
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	1	—
Series 2209, Class TC, 8.00%, 1/15/2030	32	33
Series 2210, Class Z, 8.00%, 1/15/2030	22	23
Series 2224, Class CB, 8.00%, 3/15/2030	7	7
Series 2247, Class Z, 7.50%, 8/15/2030	6	6
Series 2256, Class MC, 7.25%, 9/15/2030	21	22
Series 2254, Class Z, 9.00%, 9/15/2030	55	59
Series 2259, Class ZM, 7.00%, 10/15/2030	27	28
Series 2271, Class PC, 7.25%, 12/15/2030	30	32
Series 2296, Class PD, 7.00%, 3/15/2031	12	13

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2303, Class ZD, 7.00%, 4/15/2031	168	174
Series 2694, Class BA, 4.00%, 6/15/2031	3	3
Series 2359, Class ZB, 8.50%, 6/15/2031	22	24
Series 2388, Class UZ, 8.50%, 6/15/2031	8	8
Series 2344, Class ZD, 6.50%, 8/15/2031	64	65
Series 2344, Class ZJ, 6.50%, 8/15/2031	9	9
Series 2345, Class NE, 6.50%, 8/15/2031	5	5
Series 2372, Class F, 5.94%, 10/15/2031 (a)	4	4
Series 2367, Class ZK, 6.00%, 10/15/2031	65	65
Series 2368, Class AS, IF, 6.79%, 10/15/2031 (a)	3	3
Series 2383, Class FD, 5.94%, 11/15/2031 (a)	4	4
Series 2399, Class TH, 6.50%, 1/15/2032	70	71
Series 2494, Class SX, IF, IO, 1.56%, 2/15/2032 (a)	190	10
Series 2410, Class QX, IF, IO, 3.21%, 2/15/2032 (a)	11	1
Series 2410, Class QS, IF, 5.36%, 2/15/2032 (a)	18	19
Series 2410, Class OE, 6.38%, 2/15/2032	1	1
Series 2433, Class SA, IF, 6.79%, 2/15/2032 (a)	39	42
Series 2444, Class ES, IF, IO, 2.51%, 3/15/2032 (a)	15	1
Series 2450, Class SW, IF, IO, 2.56%, 3/15/2032 (a)	17	2
Series 2431, Class F, 5.94%, 3/15/2032 (a)	156	156
Series 2464, Class FE, 6.44%, 3/15/2032 (a)	60	61
Series 2423, Class MC, 7.00%, 3/15/2032	19	20
Series 2423, Class MT, 7.00%, 3/15/2032	22	23
Series 2434, Class TC, 7.00%, 4/15/2032	24	24
Series 2436, Class MC, 7.00%, 4/15/2032	27	28
Series 2450, Class GZ, 7.00%, 5/15/2032	23	24
Series 3393, Class JO, PO, 9/15/2032	73	63
Series 2513, Class ZC, 5.50%, 10/15/2032	55	55
Series 2517, Class Z, 5.50%, 10/15/2032	26	25
Series 2835, Class QO, PO, 12/15/2032	21	18
Series 2557, Class HL, 5.30%, 1/15/2033	210	207
Series 2552, Class FP, 6.44%, 1/15/2033 (a)	256	258
Series 2586, Class WI, IO, 6.50%, 3/15/2033	58	9
Series 2611, Class SQ, IF, 2.12%, 5/15/2033 (a)	16	15
Series 2631, Class SA, IF, 4.88%, 6/15/2033 (a)	10	11
Series 2692, Class SC, IF, 2.41%, 7/15/2033 (a)	44	43
Series 2671, Class S, IF, 4.79%, 9/15/2033 (a)	17	17
Series 2725, Class SC, IF, 0.92%, 11/15/2033 (a)	2	2
Series 2722, Class PF, 6.04%, 12/15/2033 (a)	482	481
Series 2763, Class ZA, 6.00%, 3/15/2034	1,669	1,677
Series 2779, Class ZC, 6.00%, 4/15/2034	1,019	1,029
Series 2802, Class ZY, 6.00%, 5/15/2034	247	246
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	497	491
Series 3611, PO, 7/15/2034	93	79
Series 3305, Class MB, IF, 7.92%, 7/15/2034 (a)	32	33
Series 3077, Class TO, PO, 4/15/2035	22	21
Series 2990, Class WP, IF, 3.00%, 6/15/2035 (a)	1	1
Series 3035, Class Z, 5.85%, 9/15/2035	506	508

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3117, Class EO, PO, 2/15/2036	57	48
Series 3117, Class OG, PO, 2/15/2036	40	34
Series 3117, Class OK, PO, 2/15/2036	60	50
Series 3143, Class BC, 5.50%, 2/15/2036	113	112
Series 3122, Class OH, PO, 3/15/2036	7	6
Series 3134, PO, 3/15/2036	9	7
Series 3152, Class MO, PO, 3/15/2036	119	100
Series 3122, Class ZB, 6.00%, 3/15/2036	31	32
Series 3138, PO, 4/15/2036	37	30
Series 3607, Class AO, PO, 4/15/2036	78	64
Series 3607, Class BO, PO, 4/15/2036	78	65
Series 3137, Class XP, 6.00%, 4/15/2036	372	379
Series 3219, Class DI, IO, 6.00%, 4/15/2036	49	9
Series 3149, Class SO, PO, 5/15/2036	38	30
Series 3151, PO, 5/15/2036	108	87
Series 3153, Class EO, PO, 5/15/2036	53	44
Series 3210, PO, 5/15/2036	8	8
Series 3604, PO, 5/15/2036	84	67
Series 3171, Class MO, PO, 6/15/2036	38	34
Series 3179, Class OA, PO, 7/15/2036	39	32
Series 3194, Class SA, IF, IO, 1.66%, 7/15/2036 (a)	25	3
Series 3200, PO, 8/15/2036	79	64
Series 3232, Class ST, IF, IO, 1.26%, 10/15/2036 (a)	87	6
Series 3237, Class AO, PO, 11/15/2036	67	54
Series 3704, Class DT, 7.50%, 11/15/2036	436	459
Series 3704, Class ET, 7.50%, 12/15/2036	305	323
Series 3260, Class CS, IF, IO, 0.70%, 1/15/2037 (a)	53	4
Series 3262, Class SG, IF, IO, 0.96%, 1/15/2037 (a)	14	1
Series 3274, Class JO, PO, 2/15/2037	17	15
Series 3274, Class MO, PO, 2/15/2037	32	27
Series 3275, Class FL, 5.88%, 2/15/2037 (a)	14	14
Series 3290, Class SB, IF, IO, 1.01%, 3/15/2037 (a)	171	11
Series 3288, Class GS, IF, 6.40%, 3/15/2037 (a)	8	8
Series 3373, Class TO, PO, 4/15/2037	70	57
Series 3316, Class JO, PO, 5/15/2037	8	6
Series 3607, PO, 5/15/2037	210	167
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	366	379
Series 3371, Class FA, 6.04%, 9/15/2037 (a)	24	24
Series 3385, Class SN, IF, IO, 0.56%, 11/15/2037 (a)	40	2
Series 3387, Class SA, IF, IO, 0.98%, 11/15/2037 (a)	115	7
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	368	3
Series 3404, Class SC, IF, IO, 0.56%, 1/15/2038 (a)	149	9
Series 3451, Class SA, IF, IO, 0.61%, 5/15/2038 (a)	10	—
Series 3537, Class MI, IO, 5.00%, 6/15/2038	218	30
Series 3461, Class LZ, 6.00%, 6/15/2038	55	56
Series 3481, Class SJ, IF, IO, 0.41%, 8/15/2038 (a)	173	12
Series 3895, Class WA, 5.65%, 10/15/2038 (a)	90	90
Series 3511, Class SA, IF, IO, 0.56%, 2/15/2039 (a)	46	3

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3546, Class A, 5.10%, 2/15/2039 (a)	25	25
Series 3531, Class SA, IF, IO, 0.86%, 5/15/2039 (a)	161	3
Series 3549, Class FA, 6.64%, 7/15/2039 (a)	11	11
Series 4580, Class PT, 6.76%, 8/15/2039 (a)	548	555
Series 3572, Class JS, IF, IO, 1.36%, 9/15/2039 (a)	109	6
Series 3621, PO, 1/15/2040	145	115
Series 3621, Class BO, PO, 1/15/2040	96	80
Series 3623, Class LO, PO, 1/15/2040	126	100
Series 3632, Class BS, IF, 15.65%, 2/15/2040 (a)	370	350
Series 3714, Class IP, IO, 5.00%, 8/15/2040	234	15
Series 3740, Class SC, IF, IO, 0.56%, 10/15/2040 (a)	212	18
Series 3747, Class PY, 4.00%, 10/15/2040	1,029	961
Series 3747, Class CY, 4.50%, 10/15/2040	1,581	1,513
Series 3753, PO, 11/15/2040	666	514
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,614
Series 3860, Class PZ, 5.00%, 5/15/2041	2,849	2,793
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	45	42
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	74	74
Series 3966, Class NA, 4.00%, 12/15/2041	720	675
Series 4015, Class MY, 3.50%, 3/15/2042	878	787
Series 4136, Class HS, IF, 3.45%, 11/15/2042 (a)	352	202
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	817
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	829
Series 4280, Class EO, PO, 12/15/2043	449	327
Series 4281, Class OB, PO, 12/15/2043	487	358
Series 4377, Class JP, 3.00%, 8/15/2044	2,214	2,036
Series 4456, Class SA, IF, IO, 0.71%, 3/15/2045 (a)	3,000	316
Series 4480, Class SE, IF, IO, 0.74%, 6/15/2045 (a)	3,178	325
Series 4888, Class AZ, 4.00%, 12/15/2048	3,948	3,573
Series 4848, Class QY, 4.50%, 12/15/2048	740	686
Series 4903, Class SN, IF, IO, 0.66%, 8/25/2049 (a)	8,788	946
Series 5028, Class JG, 1.50%, 8/25/2050	7,371	5,622
Series 5036, Class NA, 0.50%, 11/25/2050	7,983	5,287
Series 5048, Class TI, IO, 3.00%, 11/25/2050	18,140	2,786
Series 5054, Class DZ, 2.00%, 12/25/2050	14,083	6,223
Series 5190, Class PH, 2.50%, 2/25/2052	4,028	3,531
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	149	15
Series 197, PO, 4/1/2028	65	60
Series 233, Class 11, IO, 5.00%, 9/15/2035	112	21
Series 233, Class 12, IO, 5.00%, 9/15/2035	66	10
Series 233, Class 13, IO, 5.00%, 9/15/2035	153	26
Series 239, Class S30, IF, IO, 2.26%, 8/15/2036 (a)	221	26
Series 262, Class 35, 3.50%, 7/15/2042	5,887	5,405
Series 299, Class 300, 3.00%, 1/15/2043	223	199
Series 310, PO, 9/15/2043	805	591
Series 406, PO, 10/25/2053	9,807	7,363

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.36%, 7/25/2032 (a)	123	114
Series T-76, Class 2A, 2.33%, 10/25/2037 (a)	1,466	1,240
Series T-42, Class A5, 7.50%, 2/25/2042	437	438
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	42	40
Series T-54, Class 2A, 6.50%, 2/25/2043	881	885
Series T-54, Class 3A, 7.00%, 2/25/2043	404	417
Series T-56, Class A5, 5.23%, 5/25/2043	696	642
Series T-58, Class A, PO, 9/25/2043	48	37
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	33	32
Series T-59, Class 1AP, PO, 10/25/2043	48	24
Series T-62, Class 1A1, 6.13%, 10/25/2044 (a)	485	431
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 6.23%, 10/25/2034 (a)	87	84
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	134	65
Series 2007-FA4, Class 1A2, IF, IO, 0.19%, 8/25/2037 (a)	2,453	186
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	1,924	1,905
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	140	145
Series 2003-W8, Class 3F1, 5.84%, 5/25/2042 (a)	93	92
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	126	125
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	76	77
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	88	90
Series 2005-W3, Class 2AF, 5.66%, 3/25/2045 (a)	193	191
Series 2005-W4, Class 3A, 3.94%, 6/25/2045 (a)	368	353
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	72	71
Series 2006-W2, Class 1AF1, 5.66%, 2/25/2046 (a)	101	100
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	217	227
Series 2001-T12, Class A1, 6.50%, 8/25/2041	2,282	2,281
Series 2001-T12, Class A2, 7.50%, 8/25/2041	118	119
Series 2001-T10, PO, 12/25/2041	8	7
Series 2002-T4, Class A2, 7.00%, 12/25/2041	86	88
Series 2002-T4, Class A3, 7.50%, 12/25/2041	207	216
Series 2002-T16, Class A2, 7.00%, 7/25/2042	79	81
Series 2002-T19, Class A2, 7.00%, 7/25/2042	192	198
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	137	137
Series 2004-T3, Class PT1, 9.51%, 1/25/2044 (a)	105	109
FNMA, REMIC
Series 2002-1, Class UD, IF, 5.45%, 12/25/2023 (a)	—	—
Series 1993-230, Class FA, 6.04%, 12/25/2023 (a)	—	—
Series 1994-26, Class J, PO, 1/25/2024	—	—
Series 1994-37, Class L, 6.50%, 3/25/2024	—	—
Series G94-7, Class PJ, 7.50%, 5/17/2024	1	1
Series 2004-53, Class NC, 5.50%, 7/25/2024	1	—
Series 1995-2, Class Z, 8.50%, 1/25/2025	—	—
Series 2006-72, Class HO, PO, 8/25/2026	14	13
Series 2006-94, Class GI, IF, IO, 1.21%, 10/25/2026 (a)	157	3

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-94, Class GK, IF, 6.04%, 10/25/2026 (a)	7	7
Series G97-2, Class ZA, 8.50%, 2/17/2027	7	7
Series 1997-20, IO, 1.84%, 3/25/2027 (a)	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 1997-24, Class Z, 8.00%, 4/18/2027	1	1
Series 1997-46, Class Z, 7.50%, 6/17/2027	42	42
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1	—
Series 1998-30, Class ZA, 6.50%, 5/20/2028	94	94
Series 1998-36, Class ZB, 6.00%, 7/18/2028	11	11
Series 2002-7, Class FD, 6.14%, 4/25/2029 (a)	27	27
Series 1999-62, Class PB, 7.50%, 12/18/2029	9	10
Series 2000-52, IO, 8.50%, 1/25/2031	3	—
Series 2002-60, Class FA, 6.19%, 2/25/2031 (a)	86	86
Series 2002-60, Class FB, 6.19%, 2/25/2031 (a)	86	86
Series 2001-4, Class ZA, 6.50%, 3/25/2031	98	99
Series 2001-7, Class PF, 7.00%, 3/25/2031	8	8
Series 2002-50, Class ZA, 6.00%, 5/25/2031	147	146
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	14	2
Series 2001-49, Class LZ, 8.50%, 7/25/2031	24	24
Series 2001-38, Class FB, 5.94%, 8/25/2031 (a)	19	19
Series 2001-36, Class DE, 7.00%, 8/25/2031	20	21
Series 2001-44, Class PD, 7.00%, 9/25/2031	8	8
Series 2001-44, Class PU, 7.00%, 9/25/2031	17	17
Series 2001-53, Class FX, 5.79%, 10/25/2031 (a)	107	106
Series 2003-52, Class SX, IF, 6.62%, 10/25/2031 (a)	5	6
Series 2001-61, Class Z, 7.00%, 11/25/2031	60	61
Series 2001-72, Class SX, IF, 4.79%, 12/25/2031 (a)	4	4
Series 2002-1, Class SA, IF, 7.50%, 2/25/2032 (a)	4	4
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	48	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	3	3
Series 2002-30, Class Z, 6.00%, 5/25/2032	90	91
Series 2002-37, Class Z, 6.50%, 6/25/2032	7	7
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	113	11
Series 2011-39, Class ZA, 6.00%, 11/25/2032	616	617
Series 2004-61, Class FH, 6.24%, 11/25/2032 (a)	559	561
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	22	23
Series 2004-59, Class BG, PO, 12/25/2032	32	27
Series 2002-77, Class S, IF, 4.51%, 12/25/2032 (a)	15	15
Series 2003-2, Class F, 6.19%, 2/25/2033 (a)	219	220
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	75	2
Series 2003-22, Class UD, 4.00%, 4/25/2033	186	176
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	10	1
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	210	37
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	277	41
Series 2003-132, Class OA, PO, 8/25/2033	4	3
Series 2003-74, Class SH, IF, 0.37%, 8/25/2033 (a)	20	18
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	14	1
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	106	15

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-91, Class SD, IF, 3.43%, 9/25/2033 (a)	15	14
Series 2003-86, Class ZA, 5.50%, 9/25/2033	112	111
Series 2003-105, Class AZ, 5.50%, 10/25/2033	627	622
Series 2003-116, Class SB, IF, IO, 2.16%, 11/25/2033 (a)	109	8
Series 2006-44, Class P, PO, 12/25/2033	246	204
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	669	676
Series 2003-130, Class SX, IF, 3.36%, 1/25/2034 (a)	3	3
Series 2004-87, Class F, 6.19%, 1/25/2034 (a)	87	87
Series 2004-46, Class EP, PO, 3/25/2034	35	33
Series 2004-28, Class PF, 5.84%, 3/25/2034 (a)	87	87
Series 2004-25, Class SA, IF, 4.56%, 4/25/2034 (a)	34	35
Series 2004-17, Class H, 5.50%, 4/25/2034	195	194
Series 2004-46, Class SK, IF, 1.53%, 5/25/2034 (a)	14	14
Series 2004-46, Class QB, IF, 2.23%, 5/25/2034 (a)	33	35
Series 2004-36, Class SA, IF, 4.56%, 5/25/2034 (a)	69	73
Series 2004-51, Class SY, IF, 3.35%, 7/25/2034 (a)	10	9
Series 2004-50, Class VZ, 5.50%, 7/25/2034	840	828
Series 2014-44, Class B, 2.50%, 8/25/2034	768	692
Series 2005-7, Class LO, PO, 2/25/2035	212	190
Series 2005-15, Class MO, PO, 3/25/2035	70	56
Series 2005-13, Class FL, 5.84%, 3/25/2035 (a)	51	49
Series 2005-74, Class SK, IF, 5.16%, 5/25/2035 (a)	37	37
Series 2005-103, Class SC, IF, 1.05%, 7/25/2035 (a)	151	137
Series 2005-56, Class S, IF, IO, 1.27%, 7/25/2035 (a)	129	10
Series 2005-66, Class SV, IF, IO, 1.31%, 7/25/2035 (a)	92	3
Series 2005-66, Class SG, IF, 3.77%, 7/25/2035 (a)	55	57
Series 2005-73, Class PS, IF, 3.09%, 8/25/2035 (a)	32	32
Series 2005-68, Class PG, 5.50%, 8/25/2035	118	117
Series 2005-90, PO, 9/25/2035	21	20
Series 2005-90, Class AO, PO, 10/25/2035	11	10
Series 2010-39, Class OT, PO, 10/25/2035	72	59
Series 2005-90, Class ES, IF, 3.27%, 10/25/2035 (a)	105	105
Series 2005-84, Class XM, 5.75%, 10/25/2035	57	56
Series 2005-106, Class US, IF, 4.61%, 11/25/2035 (a)	56	58
Series 2006-8, Class WQ, PO, 3/25/2036	237	187
Series 2006-8, Class WN, IF, IO, 1.26%, 3/25/2036 (a)	871	76
Series 2006-16, Class HZ, 5.50%, 3/25/2036	53	52
Series 2006-23, Class KO, PO, 4/25/2036	26	23
Series 2006-27, Class OH, PO, 4/25/2036	51	44
Series 2006-44, Class GO, PO, 6/25/2036	93	78
Series 2006-50, Class JO, PO, 6/25/2036	53	43
Series 2006-50, Class PS, PO, 6/25/2036	77	66
Series 2006-53, Class US, IF, IO, 1.14%, 6/25/2036 (a)	141	12
Series 2006-58, PO, 7/25/2036	92	76
Series 2006-58, Class AP, PO, 7/25/2036	32	27
Series 2006-65, Class QO, PO, 7/25/2036	37	32
Series 2006-56, Class FT, 6.19%, 7/25/2036 (a)	341	353
Series 2006-63, Class ZH, 6.50%, 7/25/2036	121	124

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-72, Class GO, PO, 8/25/2036	63	55
Series 2006-72, Class TO, PO, 8/25/2036	35	29
Series 2006-79, Class DO, PO, 8/25/2036	61	53
Series 2007-7, Class SG, IF, IO, 1.06%, 8/25/2036 (a)	254	29
Series 2006-77, Class PC, 6.50%, 8/25/2036	224	226
Series 2006-78, Class BZ, 6.50%, 8/25/2036	62	63
Series 2006-86, Class OB, PO, 9/25/2036	74	58
Series 2006-90, Class AO, PO, 9/25/2036	51	44
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	439	89
Series 2006-110, PO, 11/25/2036	43	36
Series 2006-111, Class EO, PO, 11/25/2036	31	25
Series 2006-105, Class ME, 5.50%, 11/25/2036	486	483
Series 2006-115, Class OK, PO, 12/25/2036	93	75
Series 2006-119, PO, 12/25/2036	35	30
Series 2006-117, Class GS, IF, IO, 1.21%, 12/25/2036 (a)	108	5
Series 2006-118, Class A2, 5.50%, 12/25/2036 (a)	51	50
Series 2006-120, Class PF, 5.69%, 12/25/2036 (a)	43	42
Series 2006-120, IO, 6.50%, 12/25/2036	168	27
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,306	1,366
Series 2006-126, Class AO, PO, 1/25/2037	166	136
Series 2007-1, Class SD, IF, 6.34%, 2/25/2037 (a)	33	48
Series 2007-14, Class OP, PO, 3/25/2037	59	49
Series 2007-22, Class SC, IF, IO, 0.64%, 3/25/2037 (a)	17	—
Series 2007-14, Class ES, IF, IO, 1.00%, 3/25/2037 (a)	2,021	153
Series 2009-63, Class P, 5.00%, 3/25/2037	9	8
Series 2007-18, Class MZ, 6.00%, 3/25/2037	165	161
Series 2007-16, Class FC, 6.19%, 3/25/2037 (a)	22	21
Series 2007-46, Class ZK, 5.50%, 5/25/2037	148	142
Series 2007-39, Class EF, 5.69%, 5/25/2037 (a)	21	20
Series 2007-54, Class WI, IF, IO, 0.66%, 6/25/2037 (a)	180	13
Series 2007-72, Class EK, IF, IO, 0.96%, 7/25/2037 (a)	515	44
Series 2007-65, Class KI, IF, IO, 1.18%, 7/25/2037 (a)	102	9
Series 2007-60, Class AX, IF, IO, 1.71%, 7/25/2037 (a)	168	19
Series 2007-79, Class SB, IF, 4.06%, 8/25/2037 (a)	17	19
Series 2007-76, Class ZG, 6.00%, 8/25/2037	116	114
Series 2007-78, Class CB, 6.00%, 8/25/2037	46	47
Series 2007-88, Class VI, IF, IO, 1.10%, 9/25/2037 (a)	80	7
Series 2009-86, Class OT, PO, 10/25/2037	261	211
Series 2007-100, Class SM, IF, IO, 1.01%, 10/25/2037 (a)	167	14
Series 2007-91, Class ES, IF, IO, 1.02%, 10/25/2037 (a)	269	21
Series 2007-112, Class SA, IF, IO, 1.01%, 12/25/2037 (a)	496	47
Series 2007-116, Class HI, IO, 0.26%, 1/25/2038 (a)	347	15
Series 2008-1, Class BI, IF, IO, 0.47%, 2/25/2038 (a)	144	9
Series 2008-12, Class CO, PO, 3/25/2038	284	238
Series 2008-16, Class IS, IF, IO, 0.76%, 3/25/2038 (a)	85	6
Series 2008-10, Class XI, IF, IO, 0.79%, 3/25/2038 (a)	76	6
Series 2008-20, Class SA, IF, IO, 1.55%, 3/25/2038 (a)	110	9
Series 2009-79, Class UA, 7.00%, 3/25/2038	10	10

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-32, Class SA, IF, IO, 1.41%, 4/25/2038 (a)	18	1
Series 2008-27, Class SN, IF, IO, 1.46%, 4/25/2038 (a)	42	4
Series 2008-44, PO, 5/25/2038	11	10
Series 2008-53, Class CI, IF, IO, 1.76%, 7/25/2038 (a)	55	5
Series 2011-47, Class ZA, 5.50%, 7/25/2038	216	214
Series 2008-80, Class SA, IF, IO, 0.41%, 9/25/2038 (a)	106	7
Series 2008-81, Class SB, IF, IO, 0.41%, 9/25/2038 (a)	103	5
Series 2008-80, Class GP, 6.25%, 9/25/2038	10	10
Series 2009-6, Class GS, IF, IO, 1.11%, 2/25/2039 (a)	52	4
Series 2009-4, Class BD, 4.50%, 2/25/2039	4	4
Series 2009-17, Class QS, IF, IO, 1.21%, 3/25/2039 (a)	48	3
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	152	27
Series 2009-47, Class MT, 7.00%, 7/25/2039	9	9
Series 2009-69, PO, 9/25/2039	64	49
Series 2009-84, Class WS, IF, IO, 0.46%, 10/25/2039 (a)	50	3
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	102	19
Series 2009-92, Class AD, 6.00%, 11/25/2039	69	68
Series 2009-99, Class SC, IF, IO, 0.74%, 12/25/2039 (a)	38	2
Series 2009-103, Class MB, 5.27%, 12/25/2039 (a)	255	257
Series 2009-99, Class WA, 6.30%, 12/25/2039 (a)	208	210
Series 2009-112, Class ST, IF, IO, 0.81%, 1/25/2040 (a)	125	10
Series 2009-113, Class FB, 5.99%, 1/25/2040 (a)	108	106
Series 2010-23, Class KS, IF, IO, 1.66%, 2/25/2040 (a)	86	6
Series 2010-1, Class WA, 6.24%, 2/25/2040 (a)	399	402
Series 2010-49, Class SC, IF, 1.77%, 3/25/2040 (a)	136	130
Series 2010-16, Class WB, 6.15%, 3/25/2040 (a)	830	835
Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	339	342
Series 2010-35, Class SB, IF, IO, 0.98%, 4/25/2040 (a)	101	6
Series 2010-40, Class FJ, 6.04%, 4/25/2040 (a)	39	39
Series 2010-42, Class S, IF, IO, 0.96%, 5/25/2040 (a)	50	3
Series 2010-43, Class FD, 6.04%, 5/25/2040 (a)	138	135
Series 2010-61, Class WA, 5.99%, 6/25/2040 (a)	134	135
Series 2010-68, Class SA, IF, IO, 4.33%, 7/25/2040 (a)	302	14
Series 2010-103, Class ME, 4.00%, 9/25/2040	356	332
Series 2010-111, Class AM, 5.50%, 10/25/2040	398	399
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (a)	284	7
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,462	1,396
Series 2010-123, Class FL, 5.87%, 11/25/2040 (a)	41	40
Series 2010-147, Class SA, IF, IO, 1.09%, 1/25/2041 (a)	1,184	136
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,628
Series 2011-30, Class LS, IO, 1.56%, 4/25/2041 (a)	227	13
Series 2011-75, Class FA, 5.99%, 8/25/2041 (a)	34	34
Series 2011-118, Class LB, 7.00%, 11/25/2041	365	380
Series 2011-118, Class MT, 7.00%, 11/25/2041	619	640
Series 2011-118, Class NT, 7.00%, 11/25/2041	579	602
Series 2013-2, Class LZ, 3.00%, 2/25/2043	33	24
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,119	1,015
Series 2013-92, PO, 9/25/2043	777	573

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-101, Class DO, PO, 10/25/2043	899	653
Series 2018-11, Class LA, 3.50%, 7/25/2045	1,322	1,252
Series 2018-63, Class DA, 3.50%, 9/25/2048	598	534
Series 2018-68, Class DZ, 4.00%, 9/25/2048	1,149	1,030
Series 2019-20, Class H, 3.50%, 5/25/2049	1,612	1,421
Series 2019-32, Class SD, IF, IO, 0.61%, 6/25/2049 (a)	8,495	679
Series 2010-103, Class SB, IF, IO, 0.66%, 11/25/2049 (a)	359	27
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056	2,220
Series 2020-36, Class SH, IF, IO, 0.61%, 6/25/2050 (a)	12,007	1,422
Series 2020-45, Class KG, 2.00%, 7/25/2050	4,144	3,247
Series 2020-61, Class SB, IF, IO, 3.53%, 9/25/2050 (a)	7,707	256
Series 2011-2, Class WA, 5.83%, 2/25/2051 (a)	64	64
Series 2011-43, Class WA, 5.75%, 5/25/2051 (a)	72	71
Series 2011-58, Class WA, 5.50%, 7/25/2051 (a)	349	335
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,596	1,466
Series 2012-21, Class WA, 5.64%, 3/25/2052 (a)	513	514
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	341	333
Series 2007-W2, Class 1A1, 5.76%, 3/25/2037 (a)	150	144
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	59	59
Series 2007-W7, Class 1A4, IF, 6.52%, 7/25/2037 (a)	8	9
Series 2001-W3, Class A, 4.87%, 9/25/2041 (a)	226	218
Series 2002-W10, IO, 0.90%, 8/25/2042 (a)	1,003	29
Series 2003-W4, Class 2A, 5.16%, 10/25/2042 (a)	16	16
Series 2003-W1, Class 1A1, 4.80%, 12/25/2042 (a)	119	112
Series 2003-W1, Class 2A, 5.23%, 12/25/2042 (a)	81	77
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	271	271
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	82	79
Series 2006-W3, Class 1AF1, 5.68%, 10/25/2046 (a)	57	56
Series 2009-W1, Class A, 6.00%, 12/25/2049	340	338
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 5.10%, 6/27/2036 (a)	146	146
Series 2007-54, Class FA, 5.84%, 6/25/2037 (a)	63	61
Series 2007-64, Class FB, 5.81%, 7/25/2037 (a)	116	114
Series 2007-106, Class A7, 6.03%, 10/25/2037 (a)	27	28
Series 2003-7, Class A1, 6.50%, 12/25/2042	140	141
FNMA, STRIPS
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 300, Class 1, PO, 9/25/2024	—	—
Series 293, Class 1, PO, 12/25/2024	1	1
Series 285, Class 1, PO, 2/25/2027	—	—
Series 331, Class 13, IO, 7.00%, 11/25/2032	72	10
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	31	4
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	67	8
Series 356, Class 3, IO, 5.00%, 1/25/2035	86	12
Series 365, Class 8, IO, 5.50%, 5/25/2036	111	23
Series 373, Class 1, PO, 7/25/2036	701	585
Series 374, Class 5, IO, 5.50%, 8/25/2036	41	7

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 393, Class 6, IO, 5.50%, 4/25/2037	17	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	97	19
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.87%, 6/19/2035 (a)	177	163
GNMA
Series 2001-35, Class SA, IF, IO, 2.81%, 8/16/2031 (a)	24	—
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	121	1
Series 2010-41, Class WA, 5.82%, 10/20/2033 (a)	418	421
Series 2003-112, Class SA, IF, IO, 1.11%, 12/16/2033 (a)	150	2
Series 2004-28, Class S, IF, 4.69%, 4/16/2034 (a)	37	38
Series 2004-46, Class AO, PO, 6/20/2034	53	45
Series 2010-103, Class WA, 5.68%, 8/20/2034 (a)	229	231
Series 2004-73, Class JL, IF, IO, 1.11%, 9/16/2034 (a)	521	38
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	12	12
Series 2004-90, Class SI, IF, IO, 0.65%, 10/20/2034 (a)	157	8
Series 2005-68, Class DP, IF, 3.32%, 6/17/2035 (a)	34	34
Series 2010-14, Class CO, PO, 8/20/2035	349	300
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	459	64
Series 2005-68, Class KI, IF, IO, 0.85%, 9/20/2035 (a)	289	23
Series 2005-72, Class AZ, 5.50%, 9/20/2035	256	255
Series 2005-85, IO, 5.50%, 11/16/2035	118	11
Series 2010-14, Class BO, PO, 11/20/2035	59	48
Series 2006-16, Class OP, PO, 3/20/2036	53	45
Series 2006-22, Class AO, PO, 5/20/2036	36	33
Series 2006-34, PO, 7/20/2036	29	26
Series 2006-59, Class SD, IF, IO, 1.25%, 10/20/2036 (a)	47	2
Series 2011-22, Class WA, 5.87%, 2/20/2037 (a)	656	669
Series 2007-57, PO, 3/20/2037	32	31
Series 2007-17, Class JO, PO, 4/16/2037	44	36
Series 2007-17, Class JI, IF, IO, 1.37%, 4/16/2037 (a)	318	24
Series 2010-129, Class AW, 5.90%, 4/20/2037 (a)	221	225
Series 2007-31, Class AO, PO, 5/16/2037	259	210
Series 2007-25, Class FN, 5.74%, 5/16/2037 (a)	38	37
Series 2007-28, Class BO, PO, 5/20/2037	7	6
Series 2007-26, Class SC, IF, IO, 0.75%, 5/20/2037 (a)	137	5
Series 2007-36, Class HO, PO, 6/16/2037	6	6
Series 2007-36, Class SE, IF, IO, 1.03%, 6/16/2037 (a)	130	4
Series 2007-36, Class SG, IF, IO, 1.02%, 6/20/2037 (a)	200	6
Series 2007-45, Class QA, IF, IO, 1.19%, 7/20/2037 (a)	63	3
Series 2007-40, Class SD, IF, IO, 1.30%, 7/20/2037 (a)	157	8
Series 2007-42, Class SB, IF, IO, 1.30%, 7/20/2037 (a)	152	7
Series 2007-53, Class SW, IF, 3.87%, 9/20/2037 (a)	19	19
Series 2009-79, Class OK, PO, 11/16/2037	95	81
Series 2007-74, Class SL, IF, IO, 1.10%, 11/16/2037 (a)	441	9
Series 2007-76, Class SA, IF, IO, 1.08%, 11/20/2037 (a)	126	4
Series 2007-79, Class SY, IF, IO, 1.10%, 12/20/2037 (a)	174	5
Series 2008-2, Class MS, IF, IO, 1.72%, 1/16/2038 (a)	89	7
Series 2008-1, PO, 1/20/2038	21	18
Series 2015-137, Class WA, 5.54%, 1/20/2038 (a)	190	190

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	263	24
Series 2008-10, Class S, IF, IO, 0.38%, 2/20/2038 (a)	69	1
Series 2009-106, Class ST, IF, IO, 0.55%, 2/20/2038 (a)	395	17
Series 2008-33, Class XS, IF, IO, 2.26%, 4/16/2038 (a)	72	4
Series 2008-36, Class SH, IF, IO, 0.85%, 4/20/2038 (a)	150	—
Series 2012-52, Class WA, 6.20%, 4/20/2038 (a)	1,634	1,658
Series 2008-40, Class SA, IF, IO, 0.96%, 5/16/2038 (a)	542	29
Series 2008-55, Class SA, IF, IO, 0.75%, 6/20/2038 (a)	76	2
Series 2008-62, Class SA, IF, IO, 0.70%, 7/20/2038 (a)	431	6
Series 2008-71, Class SC, IF, IO, 0.55%, 8/20/2038 (a)	26	—
Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	310	310
Series 2009-25, Class SE, IF, IO, 2.15%, 9/20/2038 (a)	71	3
Series 2011-97, Class WA, 6.11%, 11/20/2038 (a)	603	613
Series 2008-93, Class AS, IF, IO, 0.25%, 12/20/2038 (a)	121	5
Series 2008-96, Class SL, IF, IO, 0.55%, 12/20/2038 (a)	88	2
Series 2008-95, Class DS, IF, IO, 1.85%, 12/20/2038 (a)	284	10
Series 2011-163, Class WA, 5.87%, 12/20/2038 (a)	703	709
Series 2009-6, Class SA, IF, IO, 0.66%, 2/16/2039 (a)	81	—
Series 2009-10, Class SA, IF, IO, 0.50%, 2/20/2039 (a)	153	7
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	473	29
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	102	11
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	123	12
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	36	4
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	82	11
Series 2009-43, Class SA, IF, IO, 0.50%, 6/20/2039 (a)	102	3
Series 2009-42, Class SC, IF, IO, 0.63%, 6/20/2039 (a)	188	12
Series 2009-64, Class SN, IF, IO, 0.66%, 7/16/2039 (a)	132	6
Series 2009-54, Class JZ, 5.50%, 7/20/2039	788	787
Series 2009-67, Class SA, IF, IO, 0.61%, 8/16/2039 (a)	140	8
Series 2009-72, Class SM, IF, IO, 0.81%, 8/16/2039 (a)	262	15
Series 2009-104, Class AB, 7.00%, 8/16/2039	42	42
Series 2009-106, Class AS, IF, IO, 0.96%, 11/16/2039 (a)	336	25
Series 2015-91, Class W, 5.27%, 5/20/2040 (a)	605	598
Series 2013-75, Class WA, 5.10%, 6/20/2040 (a)	298	292
Series 2011-137, Class WA, 5.59%, 7/20/2040 (a)	1,002	1,019
Series 2010-130, Class CP, 7.00%, 10/16/2040	200	208
Series 2010-157, Class OP, PO, 12/20/2040	491	404
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	4,645	4,290
Series 2011-100, Class MY, 4.00%, 7/20/2041	859	814
Series 2012-24, Class WA, 5.56%, 7/20/2041 (a)	1,549	1,548
Series 2013-26, Class AK, 4.67%, 9/20/2041 (a)	657	635
Series 2014-188, Class W, 4.56%, 10/20/2041 (a)	654	627
Series 2012-141, Class WA, 4.51%, 11/16/2041 (a)	2,267	2,149
Series 2012-141, Class WC, 3.71%, 1/20/2042 (a)	1,127	1,038
Series 2012-141, Class WB, 4.03%, 9/16/2042 (a)	1,759	1,638
Series 2012-138, Class PT, 3.99%, 11/16/2042 (a)	1,907	1,782
Series 2013-54, Class WA, 4.91%, 11/20/2042 (a)	1,143	1,103
Series 2017-99, Class PT, 6.01%, 8/20/2044 (a)	695	702

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-103, Class WA, 4.26%, 6/20/2045 (a)	3,581	3,403
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,713	1,613
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,204	1,147
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,713	225
Series 2019-31, Class TS, IF, IO, 0.60%, 3/20/2049 (a)	16,241	1,085
Series 2019-111, IO, 5.00%, 4/20/2049	5,576	879
Series 2019-65, Class ST, IF, IO, 0.60%, 5/20/2049 (a)	7,796	592
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	3,622	411
Series 2019-112, Class GS, IF, IO, 0.62%, 9/20/2049 (a)	1,903	171
Series 2019-112, Class SG, IF, IO, 0.65%, 9/20/2049 (a)	2,668	197
Series 2023-43, Class B, 4.00%, 12/20/2049	17,768	16,240
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	5,286	793
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	20,091	3,124
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	9,845	1,735
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	10,429	1,923
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	13,951	2,489
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	20,750	2,845
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	10,698	1,619
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,289	2,829
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	16,626	2,641
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	22,947	3,674
Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	20,410	517
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	18,157	353
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	23,063	3,698
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	13,280	2,181
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	19,497	2,160
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	14,157	2,216
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	10,255	1,723
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,214	645
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,921	3,644
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (a)	18	18
Series 2013-H03, Class FA, 5.59%, 8/20/2060 (a)	2	2
Series 2013-H05, Class FB, 4.97%, 2/20/2062 (a)	4	4
Series 2013-H07, Class MA, 3.93%, 4/20/2062 (a)	7	7
Series 2013-H02, Class HF, 5.04%, 11/20/2062 (a)	1	1
Series 2013-H01, Class JA, 5.76%, 1/20/2063 (a)	513	508
Series 2013-H04, Class SA, 5.86%, 2/20/2063 (a)	1,314	1,304
Series 2013-H08, Class BF, 5.84%, 3/20/2063 (a)	427	423
Series 2013-H07, Class HA, 5.85%, 3/20/2063 (a)	1,093	1,086
Series 2013-H09, Class HA, 1.65%, 4/20/2063	31	28
Series 2016-H11, Class FD, 4.87%, 5/20/2066 (a)	1,177	1,171
Series 2016-H13, Class FD, 5.91%, 5/20/2066 (a)	939	936
Series 2016-H13, Class FT, 6.02%, 5/20/2066 (a)	263	262
Series 2016-H26, Class FC, 6.44%, 12/20/2066 (a)	866	863
Series 2017-H05, Class FC, 6.19%, 2/20/2067 (a)	889	880
Series 2017-H08, Class XI, IO, 0.07%, 3/20/2067 (a)	3,637	147
Series 2017-H11, Class XI, IO, 0.34%, 5/20/2067 (a)	9,471	377
Series 2017-H14, Class XI, IO, 0.44%, 6/20/2067 (a)	4,211	141

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-H14, Class AI, IO, 0.83%, 6/20/2067 (a)	4,338	247
Series 2020-H11, Class GI, IO, 3.32%, 7/20/2067 (a)	3,199	103
Series 2017-H16, Class F, 5.50%, 8/20/2067 (a)	2,199	2,180
Series 2017-H17, Class FQ, 6.37%, 9/20/2067 (a)	2,946	2,933
Series 2017-H25, Class HI, IO, 2.11%, 10/20/2067 (a)	12,313	255
Series 2018-H04, Class FE, 5.38%, 2/20/2068 (a)	1,110	1,095
Series 2018-H18, Class AI, IO, 0.01%, 9/20/2068 (a)	49,355	3,178
Series 2019-H09, Class IB, IO, 1.79%, 4/20/2069 (a)	6,316	67
Series 2019-H14, Class IE, IO, 0.90%, 5/20/2069 (a)	16,802	128
Series 2019-H10, Class IB, IO, 2.07%, 5/20/2069 (a)	9,266	140
Series 2019-H12, Class JI, IO, 2.07%, 7/20/2069 (a)	9,925	152
Series 2019-H14, Class KI, IO, 2.30%, 7/20/2069 (a)	7,009	126
Series 2019-H15, Class IJ, IO, 2.29%, 8/20/2069 (a)	8,842	290
Series 2019-H18, Class CI, IO, 0.04%, 10/20/2069 (a)	21,219	1,086
Series 2019-H18, Class KI, IO, 2.39%, 11/20/2069 (a)	8,331	148
Series 2020-H02, Class DI, IO, 2.31%, 12/20/2069 (a)	10,418	249
Series 2020-H05, IO, 0.03%, 3/20/2070 (a)	20,757	1,106
Series 2020-H07, Class DI, IO, 0.01%, 4/20/2070 (a)	26,688	1,331
Series 2020-H09, Class IE, IO, 1.75%, 5/20/2070 (a)	8,339	343
Series 2020-H17, Class IK, IO, 0.02%, 10/20/2070 (a)	40,976	2,397
Series 2020-H17, Class IJ, IO, 0.04%, 10/20/2070 (a)	10,090	468
Series 2021-H01, Class AI, IO, 0.02%, 11/20/2070 (a)	81,519	4,786
Series 2021-H01, Class DI, IO, 0.01%, 12/20/2070 (a)	26,328	1,861
Series 2020-H22, Class IH, IO, 0.02%, 12/20/2070 (a)	10,908	539
Series 2020-H22, Class JI, IO, 0.02%, 12/20/2070 (a)	111,352	5,404
Series 2021-H02, Class IJ, IO, 0.02%, 1/20/2071 (a)	115,593	5,598
Series 2021-H02, Class JI, IO, 0.61%, 1/20/2071 (a)	26,429	1,185
Series 2021-H02, Class IH, IO, 1.01%, 1/20/2071 (a)	17,529	856
Series 2021-H02, Class HI, IO, 1.04%, 1/20/2071 (a)	44,220	1,132
Series 2021-H03, Class PI, IO, 0.01%, 2/20/2071 (a)	33,425	1,572
Series 2021-H05, Class IQ, IO, 0.01%, 2/20/2071 (a)	79,722	2,485
Series 2021-H03, Class IE, IO, 0.02%, 2/20/2071 (a)	8,632	293
Series 2021-H03, Class IP, IO, 0.02%, 2/20/2071 (a)	38,364	1,668
Series 2021-H03, Class IN, IO, 0.57%, 2/20/2071 (a)	50,752	2,317
Series 2021-H03, Class TI, IO, 0.84%, 2/20/2071 (a)	34,906	1,804
Series 2021-H03, Class NI, IO, 1.00%, 2/20/2071 (a)	27,459	1,295
Series 2021-H05, Class QI, IO, 0.33%, 3/20/2071 (a)	114,429	2,529
Series 2021-H06, Class IA, IO, 0.69%, 3/20/2071 (a)	18,045	463
Series 2021-H06, Class QI, IO, 0.25%, 4/20/2071 (a)	41,904	984
Series 2021-H06, IO, 0.81%, 4/20/2071 (a)	74,573	1,470
Series 2021-H14, Class IY, IO, 0.04%, 9/20/2071 (a)	72,515	1,796
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	520	483
Grene 2023-Senior, 5.50%, 1/17/2061 ‡	3,239	3,173
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	155	143
Series 2004-4, Class 1AF, 5.86%, 6/25/2034 (a) (c)	85	75
Series 2005-RP2, Class 1AF, 5.81%, 3/25/2035 (a) (c)	158	137
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (c)	485	4

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-RP3, Class 1AF, 5.81%, 9/25/2035 (a) (c)	1,067	887
Series 2006-RP2, Class 1AS2, IF, IO, 0.57%, 4/25/2036 ‡ (a) (c)	924	45
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	92	90
Series 2003-13, Class 1A1, 5.62%, 10/25/2033 (a)	21	21
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	4	4
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	108	104
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	129	127
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	31	29
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (a)	23	21
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	231	219
Series 2006-1F, Class 1AP, PO, 2/25/2036	46	26
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,168	556
Impac CMB Trust Series 2005-2, Class 2M1, 6.24%, 4/25/2035 (a)	22	19
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	136	137
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.54%, 3/25/2036 (a)	69	49
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 6.13%, 11/25/2033 (a)	56	53
Series 2006-A2, Class 5A3, 6.13%, 11/25/2033 (a)	101	97
Series 2004-A3, Class 4A1, 5.63%, 7/25/2034 (a)	6	6
Series 2006-A3, Class 6A1, 4.73%, 8/25/2034 (a)	26	25
Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (a)	117	116
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	4	4
Series 2004-A4, Class 1A1, 5.95%, 9/25/2034 (a)	15	13
Series 2005-A1, Class 3A4, 4.89%, 2/25/2035 (a)	74	68
Series 2007-A1, Class 5A2, 4.94%, 7/25/2035 (a)	43	42
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (c) (d)	3,577	3,411
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.79%, 4/25/2036 (a)	172	108
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	30	24
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	317	98
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 3.09%, 2/25/2026 (a) (c)	420	419
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 5.87%, 4/21/2034 (a)	32	30
Series 2004-3, Class 4A2, 3.85%, 4/25/2034 (a)	26	22
Series 2004-4, Class 2A1, 5.56%, 5/25/2034 (a)	14	13
Series 2004-13, Class 3A7, 5.40%, 11/21/2034 (a)	162	149
Series 2004-15, Class 3A1, 5.42%, 12/25/2034 (a)	28	26
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	97	95
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	34	32
Series 2004-1, Class 30, PO, 2/25/2034	32	21
Series 2004-3, Class 30, PO, 4/25/2034	65	45
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	30	4
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	68	67
Series 2004-5, Class 30, PO, 6/25/2034	84	59
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	21	3

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	31	4
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	313	294
Series 2004-7, Class 30, PO, 8/25/2034	19	13
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	75	9
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	652	98
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	—
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	36	34
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	35	28
Series 2004-1, Class 30, PO, 2/25/2034	5	3
Series 2004-3, PO, 3/25/2034	1	—
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.81%, 5/25/2035 (a) (c)	1,101	572
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	42	30
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 6.71%, 3/25/2028 (a)	24	23
Series 2003-E, Class A1, 6.08%, 10/25/2028 (a)	137	129
Series 2003-F, Class A1, 6.10%, 10/25/2028 (a)	164	152
Series 2004-D, Class A2, 6.61%, 9/25/2029 (a)	93	88
Series 2004-E, Class A2A, 6.60%, 11/25/2029 (a)	35	33
Series 2003-A5, Class 2A6, 5.26%, 8/25/2033 (a)	57	52
Series 2004-A4, Class A2, 5.01%, 8/25/2034 (a)	102	94
Series 2004-1, Class 2A1, 4.57%, 12/25/2034 (a)	86	79
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 6.24%, 7/25/2033 (a)	32	29
Series 2005-A1, Class 3A, 4.61%, 12/25/2034 (a)	14	13
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (a) (c)	6,265	5,668
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034 (a)	140	135
MortgageIT Trust Series 2005-5, Class A1, 5.98%, 12/25/2035 (a)	23	22
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	161	138
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23	22
Series 2003-A1, Class A1, 5.50%, 5/25/2033	4	4
Series 2003-A1, Class A2, 6.00%, 5/25/2033	9	9
Ocwen Loan Investment Trust Series 2023-HB1, Class M1, 3.00%, 6/25/2036 ‡ (a) (c)	1,550	1,357
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	89	84
Series 2005-4, Class 2, PO, 10/25/2035	46	34
PRPM LLC Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (c) (d)	3,300	3,067
RALI Trust
Series 2002-QS16, Class A3, IF, 5.21%, 10/25/2017 ‡ (a)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.09%, 5/25/2018 ‡ (a)	—	—
Series 2003-QS12, Class A2A, IF, IO, 2.14%, 6/25/2018 ‡ (a)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	—
Series 2004-QA4, Class NB3, 6.70%, 9/25/2034 (a)	72	66
Series 2004-QA6, Class NB2, 3.98%, 12/26/2034 (a)	29	26
Series 2005-QA6, Class A32, 5.68%, 5/25/2035 (a)	475	272
Series 2005-QA10, Class A31, 5.04%, 9/25/2035 (a)	54	36
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	100	75

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	83	79
Series 2004-IP2, Class 1A1, 5.34%, 12/25/2034 (a)	198	194
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	456	89
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	173	91
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300	2,727
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	12,014	10,885
Series 2017-4, Class M60C, 3.50%, 6/25/2057	12,591	11,378
Series 2017-4, Class MT, 3.50%, 6/25/2057	2,357	2,049
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	8,699	7,825
Series 2018-2, Class M55D, 4.00%, 11/25/2057	10,060	9,074
Series 2019-1, Class M55D, 4.00%, 7/25/2058	2,910	2,619
Series 2019-3, Class M55D, 4.00%, 10/25/2058	3,486	3,142
Series 2019-4, Class M55D, 4.00%, 2/25/2059	2,308	2,078
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,921	3,402
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	6,221	5,415
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,048	1,244
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,137	6,911
Series 2023-1, Class MT, 3.00%, 10/25/2062	14,717	11,783
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 6.21%, 4/20/2033 (a)	112	100
Series 2004-8, Class A1, 6.15%, 9/20/2034 (a)	238	205
Series 2004-8, Class A2, 6.61%, 9/20/2034 (a)	208	189
Series 2004-9, Class A1, 6.13%, 10/20/2034 (a)	458	406
Series 2004-10, Class A1A, 6.07%, 11/20/2034 (a)	187	168
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 6.11%, 10/19/2034 (a)	231	213
Series 2005-AR5, Class A3, 5.95%, 7/19/2035 (a)	431	383
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.63%, 11/25/2033 (a)	38	37
Series 2003-37A, Class 2A, 5.77%, 12/25/2033 (a)	368	351
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.10%, 9/25/2043 (a)	17	16
Series 2004-1, Class II2A, 2.83%, 3/25/2044 (a)	11	11
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	3,109	2,878
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550	6,125
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	14,024	11,493
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250	9,420
Two Harbors Msr Frn, 7.25%, 4/15/2024 ‡ (c)	8,000	7,960
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	60	60
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	52	52
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	26	26
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	60	61
Series 1998-1, Class 2E, 7.00%, 3/15/2028	55	55

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	113	110
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	32	30
Series 2003-AR7, Class A7, 5.59%, 8/25/2033 (a)	99	90
Series 2003-AR8, Class A, 5.61%, 8/25/2033 (a)	74	69
Series 2003-AR9, Class 1A6, 5.68%, 9/25/2033 (a)	295	268
Series 2003-AR9, Class 2A, 5.91%, 9/25/2033 (a)	37	33
Series 2003-S9, Class P, PO, 10/25/2033	4	3
Series 2003-S9, Class A8, 5.25%, 10/25/2033	219	208
Series 2003-AR11, Class A6, 5.90%, 10/25/2033 (a)	199	182
Series 2004-AR3, Class A1, 4.50%, 6/25/2034 (a)	17	15
Series 2004-AR3, Class A2, 4.50%, 6/25/2034 (a)	113	101
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	253	245
Series 2006-AR10, Class 2P, 4.23%, 9/25/2036 (a)	28	24
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	29	26
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (a)	1,599	48
Series 2005-4, Class CB7, 5.50%, 6/25/2035	203	177
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	140	116
Series 2005-11, Class A4, IF, IO, 4.49%, 1/25/2036 (a)	2,466	74
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	121	121
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 5.49%, 10/25/2034 (a)	179	168
Series 2007-7, Class A7, 6.00%, 6/25/2037	75	66
Total Collateralized Mortgage Obligations (Cost $537,319)		460,738
Commercial Mortgage-Backed Securities — 9.0%
Acrc Series TL-2021A3.75%, 11/15/2026 ‡ (c)	10,000	8,995
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C, 3.72%, 4/14/2033 (a) (c)	4,461	4,115
Series 2014-520M, Class C, 4.35%, 8/15/2046 (a) (c)	2,500	1,556
BAMLL Re-REMIC Trust Series 2014-FRR8, Class A, 1.91%, 11/26/2047 (a) (c)	8,915	8,431
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (c)	8,950	8,052
Series 2012-SHOW, Class B, 3.88%, 11/5/2036 (c)	500	437
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (c)	3,575	2,998
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000	4,549
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.08%, 2/28/2025 (a) (c)	10,000	9,246
CCH II Series 2021-1 A, Class A, 5.13%, 12/15/2027 ‡ (c)	8,882	8,198
Commercial Mortgage Trust
Series 2020-SBX, Class D, 2.40%, 1/10/2038 (a) (c)	4,000	3,342
Series 2013-CR9, Class XB, IO, 1.00%, 7/10/2045 (a) (c)	34,078	202
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	11,600	9,962
Series 2014-USA, Class B, 4.18%, 9/15/2037 (c)	6,320	4,919
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700	950
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	540	505
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (c)	56,040	6,507

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 7.33%, 1/25/2051 (a) (c)	4,999	4,853
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025 (a)	37,379	635
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	44,247	1,311
Series K740, Class XAM, IO, 1.19%, 10/25/2027 (a)	33,000	1,200
Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	3,850
Series KL06, Class XFX, IO, 1.47%, 12/25/2029 (a)	63,828	3,534
Series K128, Class XAM, IO, 0.83%, 3/25/2031 (a)	26,300	1,167
Series K137, Class AM, 1.98%, 12/25/2031 (a)	12,500	9,967
Series K-1518, Class X1, IO, 0.95%, 10/25/2035 (a)	127,813	8,455
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (a)	97,977	3,685
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (a)	100	99
Series 2015-M7, Class A2, 2.59%, 12/25/2024	717	697
Series 2015-M2, Class A3, 3.11%, 12/25/2024 (a)	1,381	1,347
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	1,404	1,311
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (a)	3,982	3,711
Series 2018-M10, Class A1, 3.47%, 7/25/2028 (a)	67	66
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	3,990	3,628
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (a)	4,021	3,811
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	802	705
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (a)	5,099	318
Series 2020-M11, IO, 1.87%, 1/25/2029 (a)	78,451	5,444
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (a)	1,039	946
Series 2020-M39, Class X1, IO, 2.06%, 7/25/2030 (a)	44,174	3,268
Series 2020-M50, Class A2, 1.20%, 10/25/2030	128	114
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (a)	1,769	111
Series 2020-M49, Class 1A1, 1.30%, 11/25/2030 (a)	2,446	2,166
Series 2021-M4, Class A1, 0.96%, 2/25/2031	13,846	12,196
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (a)	23,600	18,574
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (a)	1,041	831
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (a)	18,900	14,914
Series 2022-M8, Class A1, 2.00%, 12/25/2031 (a)	656	586
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (a)	3,370	2,679
Series 2022-M10, Class A2, 2.00%, 1/25/2032 (a)	26,000	20,717
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (a)	22,730	18,274
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (a)	2,932	2,776
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (a)	15,000	12,413
Series 2023-M4, Class A1, 3.89%, 6/25/2032 (a)	5,346	5,098
Series 2023-M8, Class A1, 4.47%, 11/25/2032 (a)	5,300	5,198
Series 2021-M6, Class A1, 1.54%, 3/25/2033 (a)	3,944	3,608
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (a)	6,345	6,069
Series 2021-M12, Class 2A2, 2.20%, 5/25/2033 (a)	5,000	3,928
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	1,041	997
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (a)	12,669	1,039
Series 2019-M10, Class X, IO, 0.78%, 5/25/2049 (a)	52,798	1,847
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.69%, 1/25/2026 (a) (c)	2,400	2,071

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-K736, Class B, 3.89%, 7/25/2026 (a) (c)	6,500	6,151
Series 2015-K44, Class C, 3.85%, 1/25/2048 (a) (c)	4,095	3,962
Series 2016-K54, Class C, 4.19%, 4/25/2048 (a) (c)	3,691	3,525
Series 2015-K48, Class C, 3.77%, 8/25/2048 (a) (c)	6,175	5,915
Series 2015-K49, Class C, 3.85%, 10/25/2048 (a) (c)	3,000	2,875
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (c)	1,000	965
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (c)	1,902	1,792
Series 2017-K65, Class C, 4.22%, 7/25/2050 (a) (c)	3,662	3,427
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (c)	1,240	1,153
Series 2018-K73, Class B, 3.99%, 2/25/2051 (a) (c)	1,150	1,067
Series 2018-K78, Class B, 4.27%, 6/25/2051 (a) (c)	3,284	3,062
Series 2018-K81, Class B, 4.31%, 9/25/2051 (a) (c)	2,000	1,869
Series 2020-K737, Class C, 3.42%, 1/25/2053 (a) (c)	5,000	4,591
GAM Re-REMIC Trust Series 2021-FRR1, Class 2A, PO, 11/29/2050 (c)	3,300	2,484
GNMA
Series 2017-76, Class B, 2.60%, 12/16/2056	5,796	4,048
Series 2021-211, Class AC, 1.30%, 1/16/2063	3,834	2,675
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180	3,601
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686	2,319
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 7.54%, 4/15/2038 (a) (c)	2,214	2,174
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000	4,574
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000	4,024
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	3,200	3,029
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (c)	2,086	1,870
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500	5,150
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000	4,916
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (c)	96	88
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA, IO, 0.91%, 5/10/2063 (a) (c)	823	—
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (c)	367	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 6.59%, 2/15/2040 (a) (c)	2,889	2,773
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.19%, 3/15/2045 (a) (c)	750	551
Total Commercial Mortgage-Backed Securities (Cost $403,742)		367,808
U.S. Treasury Obligations — 4.8%
U.S. Treasury Bonds
3.50%, 2/15/2039	11,900	10,526
1.13%, 5/15/2040	73,000	43,275
3.88%, 8/15/2040	15,000	13,656
2.38%, 2/15/2042	107,500	76,569
3.38%, 8/15/2042	10,000	8,318
3.88%, 2/15/2043	8,000	7,136
2.25%, 2/15/2052	25,000	15,928
3.63%, 2/15/2053	17,000	14,505
U.S. Treasury Notes 2.88%, 5/15/2032 (e)	9,000	8,053

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury STRIPS Bonds 8.31%, 11/15/2030 (f)	150	110
Total U.S. Treasury Obligations (Cost $246,932)		198,076
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (g) (h) (Cost $53,765)	53,746	53,778
Total Investments — 100.5% (Cost $4,590,464)		4,122,140
Liabilities in Excess of Other Assets — (0.5)%		(21,791)
NET ASSETS — 100.0%		4,100,349

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2023.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(f)	The rate shown is the effective yield as of November 30, 2023.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	724	03/19/2024	USD	79,561	347
U.S. Treasury 10 Year Ultra Note	301	03/19/2024	USD	34,196	200
U.S. Treasury 5 Year Note	1,832	03/28/2024	USD	195,895	760
					1,307

Abbreviations
USD	United States Dollar

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$520,508	$57,835	$578,343
Collateralized Mortgage Obligations	—	443,083	17,655	460,738
Commercial Mortgage-Backed Securities	—	347,586	20,222	367,808
Mortgage-Backed Securities	—	2,463,397	—	2,463,397
U.S. Treasury Obligations	—	198,076	—	198,076
Short-Term Investments
Investment Companies	53,778	—	—	53,778
Total Investments in Securities	$53,778	$3,972,650	$95,712	$4,122,140
Appreciation in Other Financial Instruments
Futures Contracts	$1,307	$—	$—	$1,307
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2023
Investments in Securities:
Asset-Backed Securities	$73,167	$33	$(503)	$(17)	$5,837	$(31,546)	$4,033	$—	$6,831	$57,835
Collateralized Mortgage Obligations	59,308	(154)	1,455	7	13,655	(39,322)	—	(10,463)	(6,831)	17,655
Commercial Mortgage-Backed Securities	24,498	—	(646)	(2)	862	(4,490)	—	—	—	20,222
Mortgage-Backed Securities	—	—	249	—	(12,765)	12,516	—	—	—	—
Total	$156,973	$(121)	$555	$(12)	$7,589	$(62,842)	$4,033	$(10,463)	$—	$95,712

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(1,759).
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$31,746	Discounted Cash Flow	Constant Prepayment Rate	3.00% - 90.00% (18.21%)
			Yield (Discount Rate of Cash Flows)	6.38% - 10.31% (7.50%)

Asset-Backed Securities	31,746
	4,128	Discounted Cash Flow	Constant Prepayment Rate	3.00% - 100.00% (95.71%)

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
			Constant Default Rate	0.00% - 2.99% (0.03%)
			Yield (Discount Rate of Cash Flows)	0.00% - 9.42% (8.32%)
Collaterized Mortgage Obligations	4,128
Total	$35,874

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2023, the value of these investments was $59,838. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b)	$149,512	$1,144,550	$1,240,257	$(13)	$(14)	$53,778	53,746	$3,823	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.